    As Filed With The Securities And Exchange Commission On
   December 20, 1996

                                               File Nos. 333-13185

    811-7839

                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549
                            _____________
                              Form N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
           X

      Pre-Effective Amendment No.     1

      Post-Effective Amendment No. _______

   and/or

   REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT COMPANY ACT OF
   1940    X

      Amendment No.     1


                         CONSECO FUND GROUP
         (Exact Name of Registrant as Specified in Charter)


                   11825 North Pennsylvania Street
                       Carmel, Indiana  46032
         (Address of Principal Executive Offices) (Zip Code)


                           (317) 817-6300
        (Registrant s Telephone Number, including Area Code)


                     William P. Latimer, Esquire
                  Conseco Capital Management, Inc.
                      11815 Pennsylvania Street
                       Carmel, Indiana  46032
         (Name and Address of Agent for Service of Process)



                             Copies to:
                      Michael Berenson, Esquire
                       Ann B. Furman, Esquire
                 Jorden Burt Berenson & Johnson LLP
                 1025 Thomas Jefferson Street, N.W.





                       Washington, D.C.  20007


   Approximate Date of Proposed Public Offering:

   As soon as practicable after the effective date of this Registration Statement.


        Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant declares that an indefinite amount of shares is being registered under the Securities Act of 1933.


        The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
   Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) shall determine.





   CONSECO FUND GROUP
   Contents of Registration Statement


   This Registration Statement consists of the following papers and documents:

   o    Cover Sheet

   o    Contents of Registration Statement

   o    Cross Reference Sheet

   o    Part A  - Conseco Fund Group, Class A prospectus
                  Conseco Fund Group, Class Y prospectus

   o    Part B  - Statement of Additional Information

   o    Part C  - Other Information

   o    Signature Pages

   o    Exhibits





                         CONSECO FUND GROUP

                 REGISTRATION STATEMENT ON FORM N-1A

                        CROSS REFERENCE SHEET


        N-1A                               Location in
        Item No.                           Registration Statement

             Part A:  Information Required In Prospectus

   1.   Cover Page                              Cover Page

   2.   Synopsis                                Fee Table

   3.   Condensed Financial Information         Not Applicable

   4.   General Description of Registrant       Cover Page

   5.   Management of the Fund                  Management

   6.   Capital Stock and Other Securities      Investment
                                           Objectives and
                                           Policies of the
                                           Funds

   7.   Purchase of Securities Being Offered    Purchase and
                                                Redemption of
                                                Shares

   8.   Redemption or Repurchase                Purchase and
                                           Redemption of
                                                Shares

   9.   Pending Legal Proceedings               Not Applicable

                  Part B:  Information Required In
                 Statement of Additional Information

   10.  Cover Page                              Cover Page

   11.  Table of Contents                       Cover Page


   12.  General Information and History         General
                                      Information

   13.  Investment Objectives and Policies      Investment
                                           Objectives

   14.  Management of the Registrant            Management

   15.  Control Persons and Principal           Not Applicable





        Holders of Securities

   16.  Investment Advisory and Other Services  Management

   17.  Brokerage Allocation                    Portfolio
                                                Turnover and
                                                Securities
                                                Transactions

   18.  Capital Stock and Other Securities      General

   19.  Purchase, Redemption and Pricing of     Purchase and
        Securities Being Offered                Redemption of
                                                Shares

   20.  Tax Status                              Taxes

   21.  Underwriters                            Distribution
                                                Arrangements

   22.  Calculation of Performance Data         Investment
                                                Performance

   23.  Financial Statements                    Financial
                                                Statements

                     Part C:  Other Information

   24.  Financial Statements and Exhibits       Financial
                                                Statements and
                                                Exhibits

   25.  Persons Controlled by or Under          Persons
        Common Control                          Controlled by or
                                                Under Common
                                                Control

   26.  Number of Holders of Securities         Number of Holders
                                                of Securities

   27.  Indemnification                         Indemnification

   28.  Business and Other Connections          Business and   of
   Investment Adviser                           Other Connections
                                                of Investment
                                                Adviser

   29.  Principal Underwriters                  Principal
                                                Underwriters



   30.  Location of Accounts and Records        Location of
                                                Accounts and





                                                Records

   31.  Management Services                     Management
   Services

   32.  Undertakings                            Undertakings

                               PART A





   Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


               SUBJECT TO COMPLETION DECEMBER __, 1996

   CONSECO FUND GROUP
   Administrative  Office:  11815 N. Pennsylvania Street, Carmel,
   Indiana 46032   (317) 817-6300

   Class A Shares Prospectus

        The Conseco Fund Group (the Trust ) is an open-end diversified management investment company registered with the Securities and Exchange Commission under the Investment C o mpany Act of 1940. The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is a series type of mutual fund which issues separate classes (or series) of stock, each of which currently represents a separate diversified portfolio of investments. This Prospectus offers shares of three series ( Funds ) of the Trust, each with its own investment objective or objectives and investment policies. The Funds are divided into Class A and Class Y shares. Class Y shares are offered to certain institutional investors by a separate prospectus. Each class may have different expenses which may affect performance.

        The investment objectives of the Funds are as follows:

        Equity Fund seeks to provide a high equity total return consistent with preservation of capital and a prudent level of risk primarily by investing in selected equity securities and other securities having the investment characteristics of common stocks.

        Asset Allocation Fund seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. The Fund seeks to achieve this objective by pursuing an active asset allocation strategy
   w h ereby investments are allocated, based upon thorough investment research, valuation and analysis of market trends and the anticipated relative total return available, among various asset classes including debt securities, equity securities, and money market instruments.





        Fixed Income Fund seeks the highest level of income as is consistent with preservation of capital by investing primarily in investment grade debt securities.

        The various Funds may be used independently or in combination. You may also purchase shares of a money market fund managed by Federated Investors, which seeks current income consistent with stability of capital and liquidity, the prospectus for which immediately follows this prospectus.

        The  investment  policies  of  the  respective  Funds are
   fundamental  and  cannot  be  changed  without a vote of their
   respective  shareholders.    There is no assurance that any of
   the Funds will achieve their investment objectives.

        Conseco Capital Management, Inc. (the Adviser ) serves as the Trust s investment adviser. The Adviser supervises the Trust s management and investment program, performs a variety of administrative services on behalf of the Trust, and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser or the Trust. The Trust pays all other expenses incurred in the operation of the Trust, including fees and expenses of Trustees who are unaffiliated persons of the Adviser or the Trust.

        This Prospectus sets forth concisely the information about the Trust that an investor should know before investing. A Statement of Additional Information (the SAI ) dated January 2, 1997, containing additional information about the Trust and the Funds, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus in its entirety. You may obtain a copy of the SAI without charge by calling or writing the Trust.

   INVESTORS  SHOULD  READ  AND RETAIN THIS PROSPECTUS FOR FUTURE
   REFERENCE.

   THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
   SECURITIES  AND  EXCHANGE  COMMISSION  NOR  HAS THE COMMISSION
   PASSED  UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


           The date of this Prospectus is January 2, 1997.














                          TABLE OF CONTENTS


                                                              Page
   Cover Page
   Fee Table
   Investment Objectives and Policies of the Funds
   Investment Techniques and Other Investment Policies
   Management
   Purchase and Redemption of Shares
   Dividends, Distributions and Taxes
   Investment Performance
   Table of Contents of the Statement of Additional
        Information
   Appendix A Securities Ratings











































   FEE TABLE

        The following fee table is provided to assist investors in understanding the various costs and expenses which may be borne directly or indirectly by an investment in Class A shares of the Funds.

                                                    Asset     Fixed
           Shareholder Transaction       Equity  Allocation  Income
           Expenses

           Maximum Sales Charge
           Imposed on Purchase (as a       5%        5%        5%
           percentage of offering
           price)

           Maximum Sales Charge
           Imposed on Reinvested          None      None      None
           Dividends (as a percentage
           of offering price)
           Deferred Sales Charge          None      None      None

           Redemption Fees                None      None      None

           Annual Fund Operating
           Expenses
           (as a percentage of average
           net assets)

           Management Fees                .70%      .70%      .45%
           Administrative Fees            .20%      .20%      .20%

           12b-1 Distribution and         .25%      .25%      .25%
           Service Fees (1)

           Other Expenses (less           .35%      .35%      .35%
           voluntary fee waivers and
           reimbursements)

           Total Operating Expenses      1.50%      1.50%     1.25%
           (after reimbursement)(2)

   (1) The 12b-1 fees shown in the table reflect the amount to which the Trustees currently limit payments under the Class A Distribution and Service Plan. As a result of 12b-1 fees, a long-term shareholder in the Funds may pay more than the economic equivalent of the maximum sales charges permitted by







   the  Rules  of the National Association of Securities Dealers,
   Inc.

   (2) The Adviser has voluntarily agreed to waive its fees and/or reimburse all expenses (exclusive of taxes, interest, brokerage and other transaction expenses and other extraordinary expenses) through April 30, 1998, including management fees, to the extent that the Class A expenses of the Equity, Asset Allocation and Fixed Income Funds exceed 1.50%, 1.50% and 1.25%, respectively, of the Fund s average daily net assets. In the absence of such reimbursements, it is estimated that the Total Operating Expenses would be 1.85%, 1.85% and 1.60%, for the Equity, Asset Allocation and Fixed Income Funds, respectively.

   Example

        Assuming a hypothetical investment of $1,000, a 5% annual return and redemption at the end of each time period, an investor in Class A of each of the Funds would have paid transaction and operating expenses at the end of each year as follows:

                                1 Year              3 Years

             Equity              $65                 $96

      Asset Allocation           $65                 $96

             Fixed Income        $62                 $88

   T h e same level of expenses would be incurred if the investments were held throughout the period indicated.

        These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.


   INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

        Each of the Funds has a different investment objective or objectives as described below. Each Fund is managed by the Adviser. There can be no assurance that any of the Funds will achieve their investment objective or objectives. Each Fund is subject to the risk of changing economic conditions, as well as the risk inherent in the ability of the Adviser to make changes in a Fund s investments in anticipation of changes in economic, business, and financial conditions.








        T h e different types of securities and investment techniques common to one or more Funds all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there can be no assurance that the issuer of such securities will be able to meet its obligations on interest or principal payments in a timely manner. In addition, the value of debt instruments generally rises and falls inversely with interest rates.

        The  investments  and investment techniques common to one
   or  more  Funds are described in greater detail, including the
   risks   of  each,  in  the    Description  of  Securities  and
   Investment Techniques  in the SAI.

        The Funds are subject to investment restrictions that are described under Investment Restrictions in the SAI. The investment restrictions are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the affected Funds. The Trust has certain fundamental policies, which prohibit each Fund, with respect to 75 percent of its total assets, from (i) investing more than 5 percent of its assets in the securities of any one issuer (except U.S. government securities defined below); and
   (ii) investing more than 25 percent of its assets in the securities of issuers in the same industry (except cash equivalent items and U.S. government securities). Except for fundamental policies imposed by the Trust s investment restrictions, all investment policies and practices described in this Prospectus and in the SAI are not fundamental, meaning that the Board of Trustees may change them without shareholder approval. See Description of Securities and Investment Techniques and Investment Restrictions in the SAI for further information.

   Equity Fund

        In seeking its objective of providing a high equity total return, the Equity Fund will attempt to achieve a total return (i.e., price appreciation plus potential dividend yield)
   primarily through investment in selected equities (i.e., common stocks and other securities having the investment c h a racteristics of common stocks, such as convertible debentures and warrants). However, if market conditions indicate their desirability, the Adviser may, for defensive purposes, temporarily invest all or a part of the assets of the Equity Fund in money market instruments. See Debt Securities under Description of Securities and Investment Techniques in the SAI for further information.








        The Adviser expects that the equity portion of the Fund will be widely diversified by both industry and number of issuers. The Adviser s stock selection methods will be based in part upon the analysis of variables which it believes significantly relate to the future market performance of a stock, such as recent changes in earnings per share and their deviations from analysts expectations, past growth trends, price action of the stock itself, publicly recorded trading transactions by corporate insiders, and relative price-e a rnings ratios. The Adviser expects that investment opportunities will often be sought among securities of larger, established companies, although securities of smaller, less well-known companies may also be selected.

        By investing in securities that are subject to market risk, the Equity Fund is also subject to greater fluctuations in its market value and involves the assumption of a higher degree of risk as compared to a fund seeking stability of principal, such as a money market fund or a fund investing primarily in obligations issued or guaranteed by the U.S. g o vernment or its agencies or instrumentalities (these obligations are referred to in this Prospectus as U.S. government securities ). To maximize potential return, the Adviser may utilize a variety of investment techniques and strategies including but not limited to: writing covered and secured listed put and call options, including options on stock indices, and purchasing such options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; borrowing from banks to purchase securities; purchasing foreign securities in the form of American Depository Receipts; purchasing securities of other investment companies; entering into repurchase agreements; purchasing restricted securities; investing in when-issued or delayed delivery securities; and selling securities short against the box. See Description of Securities and Investment Techniques in the SAI for further information. The Equity Fund may also invest in high yield, high risk, lower-rated debt securities. See Risks Associated With High Yield Debt Securities in the SAI for further information.

   Asset Allocation Fund

        The investment objective of the Asset Allocation Fund is to seek a high total investment return consistent with the preservation of capital and prudent investment risk. The Fund seeks to achieve this objective by pursuing an active asset allocation strategy whereby investments are allocated based upon thorough investment research, valuation and analysis of market trends and the anticipated relative total return a v a ilable among various asset classes, including debt






   securities, equity securities and money market instruments. Total investment return consists of current income, including dividends, interest, and discount accruals, and capital appreciation. Achieving this Fund s objective depends on the Adviser s ability to assess the effect of economic and market trends on different sectors of the market. In seeking to maximize total return, the Asset Allocation Fund will follow an asset allocation strategy contemplating shifts (which may be frequent) among a wide range of investments and market sectors. The Fund s investments will be designed to maximize total return during all economic and financial environments, consistent with prudent risk as determined by the Adviser.

        The Asset Allocation Fund will invest in U.S. government securities, intermediate and long-term debt securities and equity securities of domestic and foreign issuers, including common and preferred stocks, convertible debt securities, and warrants. If the Adviser deems stock market conditions to be favorable or debt market conditions to be uncertain or unfavorable, a substantially higher percentage of the Fund s total assets may be invested in equity securities. If, however, the Adviser believes that the equity environment is u n c e rtain or unfavorable, the Fund may decrease its investments in equity securities and increase its investments in debt securities. Furthermore, if the Adviser believes that inflationary or monetary conditions warrant a significant investment in companies involved in precious metals, the Fund may invest up to 10% of its total assets in the equity s e c urities of companies exploring, mining, developing, producing, or distributing gold or other precious metals. Additionally, the Asset Allocation Fund may make temporary defensive investments (i.e., money market instruments) without limit if it is believed that market conditions warrant a more conservative investment strategy.

        The  Asset  Allocation  Fund  may  use various investment
   strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Fund s investment objective, including but not limited to: writing covered and secured listed put and call options, including options on stock indices, and purchasing such options; purchasing and selling, for hedging purposes, stock index, i n terest rate, gold, and other futures contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; purchasing foreign securities; entering into foreign currency transactions and options on foreign currencies; borrowing from banks to purchase securities; purchasing securities of other investment companies; entering into repurchase agreements; purchasing restricted securities; investing in when-issued or delayed delivery securities; and selling securities short
     against  the  box.    See    Description  of  Securities and






   Investment  Techniques    below  and  in  the  SAI for further
   information.

        The maturities of the debt securities in the Asset Allocation Fund will vary based in large part on the Adviser s expectations as to future changes in interest rates. However, the Adviser anticipates that the debt component of the Fund will generally be invested primarily in intermediate and/or long-term debt securities. The Adviser anticipates that the equity portion of the Fund will be widely diversified by both industry and number of issuers. The Adviser s stock selection methods will be based in part upon variables which it believes significantly relate to the future market performance of a stock, such as recent changes in earnings per share and their deviations from analysts expectations, past growth trends, price movement of the stock itself, publicly recorded trading transactions by corporate insiders, and price-earnings ratios. The Adviser anticipates that investment opportunities will often be sought among securities of larger, established companies, although securities of smaller, less well- known companies may also be selected.

        The Asset Allocation Fund may also invest in high yield, high risk, lower-rated fixed income debt securities, which are not believed to involve undue risk to income or principal. The Asset Allocation Fund does not intend to invest more than 25% of its total assets (measured at the time of investment) in high yield, high risk debt securities. Generally, higher yielding bonds carry ratings assigned by Moody s Investor Service, Inc. ( Moody s ) or Standard & Poor s Corporation ( S&P ) that are lower than those assigned to investment grade debt securities, or are unrated and the Adviser does not determine such security is of comparable quality to securities rated in one of the four highest rating categories. Such securities carry higher investment risk than investment grade debt securities. The market values of lower-rated securities generally fluctuate more widely than those of higher-rated securities. In addition, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is generally the case for higher grade debt securities. The lowest rating categories in which the Fund will invest are CCC/Caa. Securities in these categories are considered to be of poor standing and are predominantly speculative. The Adviser seeks to enhance total return specifically through purchasing securities which the Adviser believes are undervalued and selling, when appropriate, those securities the Adviser believes are overvalued. In order to determine value, the Adviser utilizes independent fundamental analysis of the issuer as well as an analysis of the specific structure of the security. A debt security will be considered investment  grade  if it is rated in one of the four highest






   rating categories by at least one nationally recognized statistical rating organization ( NRSRO ), or, in the case of an unrated security, if the Adviser determines such security is of comparable quality to securities rated in one of the four highest rating categories. See Appendix A to this Prospectus for further discussion regarding securities ratings and Risks Associated With High Yield Debt Securities under
     Description of Securities and Investment Techniques in the SAI.

        The Asset Allocation Fund may also invest in zero coupon securities and payment-in-kind securities. A zero coupon security pays no interest to its holders prior to maturity and a payment-in-kind security pays interest in the form of additional securities. These securities will be subject to greater fluctuation in market value in response to changing interest rates than securities of comparable maturities that make periodic cash distributions of interest.

        The Asset Allocation Fund may also invest in equity and d e bt securities of foreign issuers, including non-U.S. dollar denominated debt securities, Eurodollar securities and s e c u r ities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. As a non-fundamental operating policy, the Asset Allocation Fund will not invest more than 50% of its total assets (measured at the time of investment) in foreign securities. See Foreign Securities under Description of Securities and Investment Techniques below and in the SAI for further information.

   Fixed Income Fund

        In seeking its investment objective of providing the highest level of income as is consistent with the preservation of capital, the Fixed Income Fund invests primarily in investment grade debt securities. The Adviser seeks to reduce risk, increase income, and preserve or enhance total return by actively managing the Fund in light of market conditions and t r e n ds. The Adviser seeks to enhance total return specifically through purchasing securities which the Adviser believes are undervalued and selling, when appropriate, those securities the Adviser believes are overvalued. In order to determine value, the Adviser utilizes independent fundamental analysis of the issuer as well as an analysis of the specific structure of the security. A debt security will be considered investment grade if it is rated in one of the four highest rating categories by at least one NRSRO, or, in the case of an unrated security, if the Adviser determines such security is of comparable quality to securities rated in one of the four highest rating categories. See Appendix A to this P r o spectus for further discussion regarding securities






   ratings. The Fixed Income Fund may invest in debt securities issued by publicly and privately held U.S. and foreign c o m panies, the U.S. government and agencies and instrumentalities thereof, and foreign governments and their agencies and instrumentalities. The Fixed Income Fund may also invest in mortgage-related debt securities, other types of asset-backed debt securities, and other forms of debt securities. See Debt Securities below and in the SAI. In addition, up to 15 % of the Fund may be invested directly in
     Mortgage-Backed Securities below and equity securities, including preferred and common stocks, convertible debt securities and debt securities carrying warrants to purchase equity securities, and up to 10% of the Fund may be invested in debt securities rated below investment grade.

        Debt securities purchased by the Fixed Income Fund may be of any maturity. It is anticipated that the dollar weighted average life of the debt portfolio will be between seven and 15 years, but may be shorter or longer depending on market conditions. While the Fixed Income Fund intends to invest in fixed income securities in order to achieve its investment objective of obtaining the highest level of income consistent with preservation of capital, it may from time to time invest i n fixed income securities which offer higher capital appreciation potential. Such investments would be in addition to that portion of the Fund which may be invested in common stocks and other types of equity securities.

        With respect to the Fund s investment in fixed income securities, such securities will be affected by changes in interest rates. When interest rates decline, the market value of a Fund invested at higher yields can be expected to rise. Conversely, when interest rates rise, the market value of a Fund invested at lower yields can be expected to decline. Therefore, the Fund may engage in portfolio trading to take advantage of market developments and yield disparities; for example, shortening the average maturity of the Fund in anticipation of a rise in interest rates so as to minimize depreciation of principal, or lengthening the average maturity of the Fund in anticipation of a decline in interest rates so as to maximize appreciation of principal.

        T h e Fixed Income Fund may use various investment strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Fund s investment objective. Such strategies and techniques include, but are not limited to, writing covered and secured listed put and call options and purchasing such options; purchasing and selling, for hedging purposes, interest rate and other futures contracts, and purchasing options on such futures contracts; borrowing from banks to purchase securities; i n vesting in securities of other investment companies;






   entering into repurchase agreements; investing in when-issued or delayed delivery securities; and selling securities short against the box. See Description of Securities and Investment Techniques in the SAI for further information.


   INVESTMENT TECHNIQUES AND OTHER INVESTMENT POLICIES

   Mortgage-Backed Securities

        Each Fund may invest in mortgage-backed securities. Mortgage-related securities are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities," below). The Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations," at page ), and in other types of mortgage-related securities.

        Mortgage Pass-Through Securities. These are securities representing interests in pools of mortgages in which periodic payments of both interest and principal on the securities are made by passing through periodic payments made by the individual borrowers on the residential mortgage loans underlying such securities (net of fees paid to the issuer or guarantor of the securities and possibly other costs). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by the Government National Mortgage Association,
    GNMA ), or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by the Federal National Mortgage Association, FNMA, or the Federal Home Loan Mortgage Corporation, FHLMC ). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be uninsured or may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.







        GNMA Certificates. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is g u aranteed by the full faith and credit of the U.S. Government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the pass-through payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian s policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of FHLMC and FNMA, trade in book-entry form and are not subject to this risk of delays in timely payment of income. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages may be purchased at any time prior to maturity, will be subject to normal principal amortization, and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

        FNMA and FHLMC Mortgage-Backed Obligations. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC certificates, which represent interests in a trust funded with FNMA certificates. REMIC certificates are guaranteed by FNMA and not by the full faith and credit of the U.S. Government.

        F H L M C , a corporate instrumentality of the U.S. government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but these securities are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

        Collateralized Mortgage Obligations. All Funds may p u rchase mortgage-backed securities issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks, and securities broker-dealers (or affiliates of such institutions established to issue these






   securities)  in  the  form  of  either collateralized mortgage obligations ( CMOs ) or mortgage-backed bonds. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments are passed through to the holders on the same schedule as they are received. Mortgage-backed bonds are g e neral obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer s payment obligations on the bonds but interest and principal payments on the mortgages a r e not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third-party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, a holder could sustain a loss. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-backed securities. If such securities are developed and offered to other types of investors, investments in such new types of mortgage-related securities will be considered.

        Risks of Mortgage-Backed Securities. In the case of mortgage pass-through securities, such as GNMA certificates or FNMA and FHLMC mortgage-backed obligations, or modified pass-through securities, such as CMOs issued by various financial institutions, early repayment of principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose a Fund to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates and other economic trends and factors. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-backed security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the securities. Therefore, the actual maturity and realized yield on pass-through or modified pass-







   through mortgage-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages.

   Debt Securities

        All Funds may invest in U.S. dollar denominated corporate debt securities of domestic issuers, and the Asset Allocation Fund and the Fixed Income Fund may invest in debt securities
   o f    f o r e ign  issuers  that  may  or  may  not  be  U.S.
   dollar denominated.

        The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Debt securities rated BBB or Baa, which are considered medium-grade category debt securities, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated debt securities, and generally have some speculative characteristics. A debt security will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any debt security, and particularly those rated BBB or Baa (or below), may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

        Risks Associated With High Yield Debt Securities. The Funds may invest in high yield, high risk, lower-rated debt securities. High yield debt securities are subject to all risks inherent in any investment in debt securities. As discussed below, these risks are significantly greater in the case of high yield debt securities.

        Lower-rated debt securities generally offer a higher current yield than that available from higher-rated issues. However, lower-rated securities involve higher risks in that they are especially subject to (1) adverse changes in general economic conditions and in the industries in which the issuers are engaged, (2) changes in the financial condition of the issuers and (3) price fluctuation in response to changes in interest rates. Accordingly, the yield on lower-rated debt securities will fluctuate over time. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and
   interest,  and  increase  the  possibility  of  default.    In






   addition, the market for lower-rated securities has expanded rapidly in recent years, and this expanded market has not been tested in a period of extended economic downturn. This market may be thinner and less active than the market for higher quality securities, which may limit the ability to sell such securities at their fair value in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

        Differing yields on fixed income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities rated below investment grade categories of recognized rating agencies: Ba1 or lower by Moody s or BB+ or lower by Standard & Poor s. Debt securities rated below investment grade are deemed by these agencies to be predominantly speculative with respect to the issuer s capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions.

   Foreign Securities

        The Asset Allocation Fund may invest in equity securities of foreign issuers. That Fund may invest up to 50 percent of its net assets in such securities. The Asset Allocation Fund and Equity Fund may invest in American Depository Receipts ( ADRs ), which are described below. The Fixed Income Fund may invest in debt obligations of foreign issuers, including foreign governments and their agencies and instrumentalities. Investments in foreign securities may offer unique potential benefits such as substantial growth in industries not yet developed in the particular country. Such investments also permit a Fund to invest in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets. Investments in securities of f o r e ign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of a s sets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries. Since the Asset Allocation Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in






   that Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.

        There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those to which U.S. companies are subject. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United S t ates. A Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of p o s sible losses through the holding of securities by custodians and securities depositories in foreign countries.

        Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Fund or its investors in all cases.

        ADRs are certificates issued by a U.S. bank or trust company representing the right to receive securities of a foreign issuer deposited in a foreign subsidiary or branch or a correspondent of that bank. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and may offer U.S. investors more liquidity than the underlying securities. The Fund may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of such ADRs.

   Restricted and Illiquid Securities

        The Funds may invest in restricted securities such as private placements, although a Fund may not invest in any illiquid restricted security if, after acquisition thereof, more than 15 percent of the Fund s assets would be invested in illiquid securities. Once acquired, restricted securities may be sold by a Fund only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. If






   sold in a privately negotiated transaction, a Fund may have difficulty finding a buyer and may be required to sell at a price that is less than the Adviser had anticipated. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.


   MANAGEMENT

        The Trustees of the Trust decide upon matters of general policy for the Trust. In addition, the Trustees review the actions of the Trust s investment manager, as set forth below. The Trust s officers supervise the daily business operations of the Trust.

        Conseco  Capital  Management, Inc. (the  Adviser ), 11825
   N. Pennsylvania Street, Carmel, Indiana 46032, has been retained under Investment Advisory Agreements with the Trust, to provide investment advice, and in general to supervise the management and investment program of the Trust and each Fund. The Adviser is a wholly-owned subsidiary of Conseco, Inc., a publicly-owned financial services company, the principal operations of which are in development, marketing, and a d ministration of specialized annuity, life and health insurance products. The Adviser generally manages the affairs of the Trust, subject to the supervision of the Board of Trustees. For information about the Board of Trustees and the Trust s officers, see Management in the SAI.

        Under the Investment Advisory Agreements, the Adviser receives an investment advisory fee equal to an annual rate of .45% of the daily net asset value of the Fixed Income Fund, .70% of the daily net asset value of the Equity Fund, and .70% of the daily net asset value of the Asset Allocation Fund. T h e Adviser also manages another registered investment company, all of the invested assets of its parent company,
   Conseco, Inc., which owns or manages several life insurance subsidiaries, and provides investment and servicing functions to the Conseco companies and affiliates. Pursuant to Investment Management Agreements between the Adviser and the Funds, the Adviser will reduce its aggregate fees for any fiscal year, or reimburse the Funds, to the extent required, so that the Funds expenses do not exceed the expense limitations applicable to the Trust under the securities laws or regulations of those states or jurisdictions in which the Funds shares are registered or qualified for sale. Expenses






   f o r purposes of these expense limitations include the management fee, but exclude brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, paid or incurred by the Funds. In addition, the state with the most restrictive expense limitation allows the Trust to exclude distribution expenses. The Adviser has voluntarily agreed to waive its investment advisory fee to the extent that the ratio of expenses to net assets on an annual basis for Class A Shares of the Equity Fund exceeds 1.50%, the Asset Allocation Fund exceeds 1.50%, and the Fixed Income Fund exceeds 1.25%. These voluntary limits may be discontinued at any time after April 30, 1998.

        The  investment  professionals  primarily responsible for
   the   management   of   each   Fund,   with   the   respective
   responsibilities and business experience for the past five years are as follows:

        Equity Fund : Thomas J. Pence, Vice President for the Adviser. He is responsible for the management of the
   Adviser s equity portfolios and oversight of the equity investment process. Prior to joining the Adviser in 1992, Mr. Pence worked for five years as a securities analyst in the field of real estate acquisition and development in which he s p ecialized in residential development and construction finance and was responsible for overseeing a project portfolio of $750 million in real estate assets.

        Fixed Income: Gregory J. Hahn, Senior Vice President, Portfolio Analytics, for the Adviser. He is responsible for the portfolio analysis and management of the institutional client accounts and analytical support for taxable portfolios. I n addition, he has responsibility for SEC registered investment products as well as investments in the insurance industry. Mr. Hahn joined the Adviser in 1989.

        Asset Allocation Fund: Gregory J. Hahn. See Mr. Hahn s business experience above.

        Thomas J. Pence, Portfolio Manager of the equity portion of the Fund. See Mr. Pence s business experience above.

   Administrative Fees

        Pursuant to an administration agreement ( Administration Agreement ), Conseco Services, LLC supervises the overall administration of the Funds. These administrative services i n clude supervising the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations, supervising the maintenance of books and r e cords, and other general and administrative responsibilities. For providing these services, Conseco






   Services receives a fee from each Fund of .20% per annum of its average daily Class A net assets. Pursuant to the Administration Agreement, Conseco Services, LLC reserves the right to employ one or more sub-administrators to perform administrative services for the Funds.

   Distribution and Service Plan for Class A Shares

        The Funds have adopted a Distribution and Service Plan for Class A shares to compensate the Distributor for the distribution of Class A shares and servicing the accounts of Class A shareholders. The Plan provides for periodic payments to brokers who provide services to accounts that hold Class A shares and for promotional and other sales related costs. The Class A Plan provides for payments by each Fund to Conseco Equity Sales, Inc. (the Distributor ) of up to 0.35% of that Fund s average net assets attributable to Class A shares. The Trustees currently limit payments under the Class A Plan to the annual rate of .25% of such assets. Should the Trustees decide in the future to approve payments in excess of this amount, shareholders will be notified and this Prospectus will be revised. Up to .25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. Up to .25% of the fee may be paid to dealers in the form of a trail or maintenance fee after the first full year of investment in an amount equal to an annual rate of .25% of Class A s daily net assets owned by clients of such dealers.
































   PURCHASE AND REDEMPTION OF SHARES

   How to Buy Shares

        You may purchase shares from any broker-dealer that has a selling agreement with the Distributor. In addition, as discussed below, an account may be opened for the purchase of shares of a Fund by mailing to the Tranfer Agent, 225 Franklin Street, Boston, Massachusetts 02110, a completed account application and a check payable to the appropriate Fund. Or you may telephone 1-800-986-3384 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application.

        Purchase orders for all Funds are accepted only on a regular business day as defined below. Orders for shares received by the Transfer Agent on any business day prior to the close of trading on the New York Stock Exchange (the
     NYSE ) (normally 4:00 p.m. Eastern Time) will receive that day s offering price. Orders received by the Transfer Agency after such time but prior to the close of business on the next business day will receive the next business day s offering price which is net asset value plus any applicable sales charge. If you purchase shares through a broker-dealer, your broker is responsible for forwarding payment promptly to the Transfer Agent. A business day is any day on which the NYSE is open for business. It is anticipated that the NYSE will be closed Saturdays and Sundays and on days on which the NYSE observes New Year s Day, President s Day, Good Friday,
   Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

        The minimum initial investment by a shareholder is $500. T h e minimum subsequent investment is $50, but these requirements may be changed or waived at any time at management s discretion. Each Fund and the Distributor or Transfer Agent reserves the right to reject any order for the purchase of shares in whole or in part. The offering price of Class A is the net asset value plus a varying sales charge, depending on the amount invested. The sales charge applicable to shares of Class A is determined follows:



                                     Sales Charge

                            As % of Public      As % of Net    Dealer
Reallowance
                            Offering  Price Amount Invested    As  %  of
Offering
   Price






   On purchases of:


     $500 - 50,000               5.0%           5.56%                    4.5%
     $50,000 - 100,000           4.5%           4.71%                    4.0%
     $100,000 - 500,000          3.5%           3.63%                    3.0%
     $500,000 - 1,000,000        2.0%           2.04%                    1.5%
     over $1,000,000             None           None                     1.0%



     The sales charge assessed upon the purchase of shares of Class A is not an expense of Class A and has no effect on the net asset value of shares of Class A. The Distributor may allow the selling financial service firms (such as broker-dealer firms and banks) to retain 100% of the sales charge. This may result in the selling firm being considered an underwriter under the Securities Act of 1933, as amended.

     T h e    Distributor  may  provide  promotional  incentives
   including cash compensation in excess of the applicable sales charge to certain broker-dealers whose representatives have sold or are expected to sell significant amounts of shares of one or more of the Funds. Other programs may provide, subject to certain conditions, additional compensation to broker-dealers based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made by the Distributor or its affiliates out of their own assets. These programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such sale.

        You will receive a confirmation of each new transaction in your account, which will also show you the number of Fund shares you own and the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued.

   Purchases By Wire

        Purchase by wire transfer should be directed to the Transfer Agent to receive an account number at (800) 986-3384 between the hours of 8:00 a.m. and 4:00 p.m. (Eastern Time) on a regular business day (as defined above) on which your bank is open for business. The following information will be requested: your name, address, tax identification number, dividend distribution election, amount being wired and the wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to: ABA # __________, address,






   Account # __________. If you arrange for receipt by the Transfer Agent of federal funds prior to the close of trading (currently 4:00 p.m. Eastern Time) of the NYSE on a regular business day as defined above, you will receive that day s offering price. Your bank may charge for these services.

   Purchase Through Dealer

        Orders for purchase of shares placed through dealers will receive the net asset value next computed following receipt of the order provided the dealer receives the order prior to the close of the NYSE and transmits it to the Distributor prior to its close of business that same day (normally 4:00 p.m. Eastern Time). Dealers are required to provide payment within three business days after placing an order. Dealers making payment for confirmed purchases via Federal funds wire must reference the confirmation number to ensure timely credit.

   Purchases By Check

        An initial investment made by check must be accompanied by an Application, completed in its entirety. Additional shares of the Funds may also be purchased by sending a check payable to the applicable Fund, along with information regarding your account, including the account number, to the Transfer Agent. All checks should be drawn only on U.S. banks in U.S. funds, in order to avoid fees and delays. A charge may be imposed if any check submitted for investment does not clear. Third party checks will not be accepted. When purchases are made by check or periodic automatic investment, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

   Pre-Authorized Investment Plan

        For your convenience, a pre-authorized investment plan (see Pre-Authorized Investment Plan on the Additional Account Privileges Form) may be established where your personal bank account is automatically debited and your Fund Account is automatically credited with additional full and fractional shares ($50 subsequent minimum investment). For further information on pre-authorized investment plans, please contact the Transfer Agent at (800) 986-3384. The minimum investment requirements may be waived by the Fund for purchases made pursuant to certain programs such as payroll deduction plans and retirement plans.

   Reduced Sales Charges for Class A Share Purchase

        You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:







   Combined Purchases

        You may aggregate purchases of shares of the Funds with the purchases of the other persons listed below to achieve discounts in the applicable sales charges. The sales charge applicable to a current purchase of Class A shares of each Fund by a person listed below is determined by adding the value of Class A shares to be purchased to the aggregate value (at current net asset value) of all shares of any of the other Funds in the Trust and shares of the money market fund managed by Federated Investors (derived from the exchange of Conseco Fund Group Shares on which an initial sales charge was paid) previously purchased and then owned. In addition, if you own a Great American Reserve Insurance Company variable annuity contract the current cash value of such contract will be aggregated with your shares to determine your sales charge. The Transfer Agent must be notified by you or your broker-dealer each time a qualifying purchase is made.

        Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing Class A shares for their own account(s), which may include tax qualified plans, such as an IRA, or by a company solely controlled by such individuals as defined in the 1940 Act. Reduced sales charges also apply to purchases by a trustee or other fiduciary if the investment is for a single trust, estate or single fiduciary account, including pension, p r ofit-sharing or other employee benefit trust created pursuant to a plan qualified under the Code. Reduced sales charges apply to combined purchases by qualified employee benefit plans of a single corporation, or of corporations affiliated with each other in accordance with the 1940 Act. Purchases made for nominee or street name accounts (securities held in the name of a broker or another nominee such as a bank t r ust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

   Letter of Intent

        You may reduce your sales charge on all investments by meeting the terms of a letter of intent, a non-binding commitment to invest a certain amount within a 13-month period. Your existing holdings in the Trust may also be combined with the investment commitment set forth in the letter of intent to further reduce your sales charge. Up to 5% of the letter amount will be held in escrow to cover additional sales charges which may be due if your total investments over the letter period are not sufficient to qualify for a sales charge reduction. See the SAI and the Application for further details.






   Rights of Accumulation

        The sales charge for new purchases of Class A shares of a Fund will be determined by aggregating the net asset value of all the Funds owned by the shareholder at the time of the new purchase. You must identify on the Application all accounts to be linked for Rights of Accumulation.

   Waiver of Class A Initial Sales Charge

        No sales charge is imposed on sales of Class A shares to certain investors. However, in order for the following sales charge waivers to be effective, the Transfer Agent must be notified of the waiver when the purchase order is placed. The Transfer Agent may require evidence of your qualification for the waiver. No sales charge is imposed on the following investors: (1) current or retired officers, directors and employees (and their parents, in-laws, spouses, and dependent children) of the Trust, Conseco and its affiliates and the Transfer Agent, (2) Conseco shareholders holding 100 or more shares of Conseco common stock, (3) any participant in a tax qualified retirement plan provided that the total initial amount invested by the plan totals $500,000 or more, the plan has 50 or more employees eligible to participate at the time of purchase, or the plan certifies that it will have projected annual contributions of $200,000 or more; (4) dealers, brokers a n d wholesalers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees; (5) employees and registered representatives (and their parents, grandparents, spouses and dependent children) of dealers, brokers and wholesalers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of the purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's parents, grandparents, spouse or minor children);
   (6) any charitable organization, state, county, city, or any instrumentality, department, authority or agency thereof which h a s determined that Class A is a legally permissible investment and which is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management company; (7) one or more members of a group of at least 100 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons pursuant to a marketing program between the Distributor and such group; (8)(i) through an i n vestment adviser who makes such purchases through a broker/dealer, bank or trust company (each of which may impose






   transaction fees on the purchase), (ii) by an investment adviser for its own account or for a bona fide advisory account over which the investment adviser has investment discretion or (iii) through a financial planner who charges a fee and makes such purchases through a financial institution which maintains a net asset value purchase program that enables the Distributor to realize certain economies of scale;
   (9) through bank trust departments or trust company on behalf of bona fide trust or fiduciary accounts by notifying the Distributor in advance of purchase. A bona fide advisory, trust or fiduciary account is one which is charged an asset-based fee and whose purpose is other than purchase of Fund shares at net asset value; or (10) by purchasers in connection with investments related to a bona fide medical savings account.

        Additionally, no sales charge is imposed on shares that are (a) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a Fund is a party, (b) purchased by the reinvestment of loan repayments by a participant in retirement plans, (c) purchased by the reinvestment of dividends or other distributions reinvested from a Fund, or (d) purchased and paid for with the proceeds of shares redeemed in the prior 60 days from a mutual fund on which an initial sales charge or contingent deferred sales charge was paid (other than a fund managed by the Adviser or any of its affiliates.)

   How to Redeem Shares of the Funds

        Shares of Class A are redeemed at net asset value next determined after receipt of a redemption request in good form on any day the NYSE is open for business, reduced by the amount of any federal income tax required to be withheld.

   Redemptions by Mail

        A written request for redemption must be received by the Transfer Agent to constitute a valid tender for redemption. It will also be necessary for corporate investors and other associations to have an appropriate certification authorizing redemptions by a corporation or an association on file before a redemption request will be considered in proper form. A suggested form of such certification is provided on the A p plication accompanying this Prospectus. A signature guarantee by an eligible guarantor may be required as stipulated in Rule 17Ad-15(a)(2) under the Securities Exchange A c t of 1934. A signature guarantee is required for redemptions of $50,000 or more.

   Redemptions by Wire or Telephone







        Brokers, dealers, or other sales agents may communicate redemption orders by wire or telephone. These firms may charge for their services in connection with your redemption request but neither the Funds nor the Distributor impose any such charges.

        The Funds and the Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if the Funds or the Transfer Agent reasonably believe that such instructions are genuine. The Funds and the Transfer Agent have established procedures that the Funds believe are reasonably appropriate to confirm that instructions communicated by telephone are genuine. These procedures include: (i) recording telephone instructions for exchanges and expedited redemptions; (ii) requiring the caller to give certain specific identifying information; and (iii) providing written confirmations to shareholders of record not later than five days following any such telephone transactions. If the Funds and the Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

   Expedited Redemptions

        You may have the payment of redemption requests (of $250 or more) wired or mailed directly to a domestic commercial bank account that you have previously designated. Normally, such payments will be transmitted on the second business day following receipt of the request (provided redemptions may be made). If no share certificates have been issued, you may request a wire redemption by telephone or written request sent to the Transfer Agent. For telephone redemptions, call the Transfer Agent at (800) 986-3384. You must complete the
     Expedited Redemptions section of the Application for this privilege to be applicable.

   Systematic Withdrawal Plan

        You may elect to have regular monthly or quarterly payments in any fixed amount in excess of $100 made to you, or to anyone else properly designated as long as the account has a value of at least $10,000 at the time of election.

        There are no separate charges under this plan. A number of full and fractional shares equal in value to the amount of the requested payment will be redeemed. Such redemptions are normally processed on or about the 25th day of each month or quarter. Checks are then mailed on or about the first of the following month. If you elect to have a Systematic Withdrawal P l a n, you must have all dividends and capital gains reinvested. To establish systematic cash withdrawals, please






   complete   the  systematic  cash  withdrawal  section  on  the
   Additional Account Privileges Form.

        You may change the amount, frequency, and payee, or terminate this plan, by giving written notice to the Trust s Transfer Agent. As shares of a Fund are redeemed under the plan, you may realize a capital gain or loss to be reported for income tax purposes. A Systematic Withdrawal Plan may be terminated or modified at any time upon written notice by you or a Fund.

   General

        P a y m e nt  to  shareholders  for  shares  redeemed  or
   repurchased will be made within seven days after receipt by the Transfer Agent. A Fund may delay the mailing of a redemption check until the check used to purchase the shares being redeemed has cleared, which may take up to 15 days or longer. To reduce such delay, the Funds recommend that all purchases be made by bank wire Federal funds. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the SEC. Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30-days written notice to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $500 other than as a result of a decline in the net asset value per share.

   Dollar Cost Averaging

        The Dollar Cost Averaging ( DCA ) program enables a shareholder to transfer the value from the money market fund managed by Federated Investors to another investment option on a predetermined and systematic basis. The DCA program is generally suitable for shareholders making a substantial investment in the Funds and who desire to control the risk of investing at the top of a market cycle. The DCA program allows such investments to be made in equal installments over time in an effort to reduce such risk.

        If you have at least $5,000 invested in the money market fund managed by Federated Investors, you may choose to have a specified dollar amount transferred from this Fund to another Fund (s) on a monthly basis. The main objective of DCA is to shield your investment from short term price fluctuations. Since the same dollar amount is transferred to other Funds each month, more shares are purchased in a Fund if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluctuations but does







   not assure a profit or protect against a loss in declining markets.

        DCA may be elected on the application form or at a later date. The minimum amount that may be transferred each month into any Fund is $250. The maximum amount which may be transferred is equal to the amount invested in the money market fund managed by Federated Investors when elected, divided by 12.

        The transfer date will be the same calendar day each month. The dollar amount will be allocated to the Funds in the proportions you specify on the appropriate form, or, if n o n e are specified, in accordance with your original investment allocation. If, on any transfer date, the amount invested is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each year, or cancel this option by sending the appropriate form to our Administrative Office which must be received at least seven days before the next transfer date.

   Exchange Privilege

        Class A shares of one Fund described in this Prospectus may be exchanged for Class A shares of the other Funds or for shares of the Federated Money Market Fund at the relative net asset values per share at the time of the exchange. Shares of the Federated Money Market Fund may be exchanged for Class A shares at relative net asset values per share at the time of the exchange to the extent that the shares of the Federated Money Market Fund are attributable to Class A shares on which an initial sales charge was previously payable and dividend reinvestments on such Class A shares. An initial sales charge will be imposed on other shares transferred from the Federated Money Market Fund to the Class A Funds. The total value of shares in a Fund after the exchange must at least equal the minimum investment requirement of the Fund into which they are being exchanged. You should consider the differences in investment objectives and expenses of the Funds before making an exchange. Shares are normally redeemed from one Fund and purchased from the other Fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the
   c l o se  of  the  NYSE  that  day.    Exchanges  are  taxable
   transactions and may be subject to special tax rules about which you should consult your own tax adviser.

   Electronic Transfers Through Automated Clearing House

        Electronic  Transfers  Through  Automated  Clearing House
   ( ACH ) allows you to initiate a purchase or redemption for as






   little as $100 or as much as $50,000 between your bank account and Fund account using the ACH network. Sales charges and initial purchase minimums apply. You must complete the ACH S e c tion of the Application for this privilege to be applicable.

   Determination of Net Asset Value

        The net asset value per share is determined for each class of shares for each Fund as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each regular business day (as previously defined) by dividing the value of the Fund s net assets attributable to a class by the number of shares of that class outstanding. The assets of each Fund are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Trustees of the Trust believe accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. With respect to all Funds, short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value.


   DIVIDENDS, DISTRIBUTIONS AND TAXES

        Each Fund is treated as a separate taxable entity and qualifies as a regulated investment company under applicable provisions of the Internal Revenue Code of 1986 (the Code ). As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will be allowed a deduction for amounts distributed to its shareholders from its ordinary income and net realized capital gains and will not be subject to federal income tax on such amounts. To qualify for treatment as a regulated investment company, each Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities, and derive less than 30% of its gross income in each taxable year from the gains (without deduction for losses) from the sale or other disposition of securities held for less than three months.

        Each Fund intends to distribute sufficient net investment income to avoid the application of federal income tax on the Trust. Each Fund also intends to distribute sufficient income to avoid the application of any federal excise tax. For dividend purposes, the net investment income of each Fund will consist of all payments of dividends or interest received and






   any net short-term gains or losses from the sale of its investments less its estimated expenses (including fees payable to the Adviser). The Asset Allocation Fund is also required to include in its gross income each year a portion of the original issue discount at which it acquires zero coupon securities, even though the Fund receives no interest payment on the security during the year. Similarly, the Fund must include in its gross income each year any interest distributed in the form of additional securities by payment-in-kind securities. Accordingly, to continue to qualify for treatment as a regulated investment company under the Code, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash the Fund actually received. Those distributions will be made from the Fund s cash assets or the proceeds from sales of Fund securities, if necessary.

        This information is only a summary of certain federal tax information about your investment. More information is contained in the SAI. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

        Dividends from the Fixed Income Fund will be declared and distributed monthly in additional full and fractional shares of those respective Funds. Dividends from the Equity Fund and the Asset Allocation Fund will be declared and distributed quarterly. However, the Trustees may decide to declare dividends at other intervals.

        All net realized long-term capital gains of the Trust, if any, are declared and distributed annually after the close of the Trust s fiscal year to the shareholders of the Fund or Funds to which such gains are attributable.

        Distribution  Options.    When  you  open  your  account,
   specify on your application how you want to receive your distributions. For Conseco Mutual Funds retirement accounts, all distributions are reinvested. For other accounts, you have the following options:

        Reinvest All Distributions in the Fund. You can elect to r e i n v est all dividends and long term capital gains distributions in additional shares of the Fund.

        Reinvest  Income  Dividends  Only.    You  can  elect  to
   reinvest investment income dividends in a Fund while receiving capital gains distributions by check or sent to your bank account.









        Reinvest Capital Gains Only. You can elect to reinvest capital gains in the Fund while receiving dividends by check or sent to your bank account.

        Receive  All  Distributions  in  Cash.   You can elect to
   receive a check for all dividends and long-term capital gain distributions or have them sent to your bank.

   INVESTMENT PERFORMANCE

        Because the Funds are being offered to the public for the first time, as of the date of this Prospectus they do not have any prior operating history or performance. However, the Equity Fund, Asset Allocation Fund and Fixed Income Fund are modeled after existing funds of the Conseco Series Trust (the
     CST Funds ) that are managed by the Adviser and have investment objectives and policies substantially similar to the corresponding Funds. The CST Funds are used as investment vehicles for the assets of variable annuity and variable life insurance contracts issued by Conseco affiliates.

        Below you will find information about the performance of the CST Funds. Although the three comparable Funds discussed above have substantially similar investment objectives and policies, the same investment adviser and the same portfolio managers as the CST Funds, you should not assume that the Funds offered by this Prospectus will have the same future performance as the CST Funds. For example, any Fund s future performance may be greater or less than the performance of the corresponding CST Fund due to, among other things, differences i n e xpenses and cash flows between a Fund and the c o r r e sponding CST Fund. Moreover, past performance information is based on historical earnings and is not intended to indicate future performance.

        The investment characteristics of each Fund listed below will closely resemble the investment characteristics of the corresponding CST Fund. Depending on the Fund involved, similarity of investment characteristics may involve factors such as industry diversification, portfolio beta, portfolio quality, average maturity of fixed-income assets, equity/non-equity mixes, and individual holdings.

        Certain Funds do have differences from their corresponding CST Fund none of which the Adviser believes would cause a significant change in investment results. Investors should note the following differences: (1) the Funds may invest in swaps, caps and floors; and (2) the Funds may lend portfolio securities. See the SAI for further details.

        T h e    table  below  sets  forth  each  Fund,  and  its
   corresponding  CST  Fund,  the date the Adviser began managing






   the CST Fund (referred to as the inception date ) and asset size as of October 31, 1996.

                                      Corresponding CST Fund
              Fund               (Inception Date and Asset Size)

     Equity Fund            Common Stock Portfolio (Jan. 31, 1992)
                            $154,615,806

     Asset Allocation Fund  Asset Allocation Portfolio (Dec.1, 1991)
                            $14,792,025
     Fixed Income Fund      Corporate Bond Portfolio (July 31, 1990)
                            $17,031,312


        The following two tables show the average annualized total returns for the CST Funds for the one, three, five and ten year (or life of the CST Fund if shorter than 10 years) periods ended October 31, 1996. These figures are based on the actual gross investment performance of the CST Funds. From the gross investment performance figures, the maximum Total Fund Operating Expenses reflected in the fee table on page ___ are deducted to arrive at the net return. The first table reflects a deduction for the maximum applicable sales charges, while the second table reflects no deduction for sales charges. Performance figures will be lower when sales charges are taken into account.
































   Assuming  Class  A Share Total Fund Operating Expenses and the
   Maximum Initial Sales Load Applicable to Class A Shares.

                                                         10 Years
           CST Fund                                      or Since
       (Inception Date)       1 Year  3 Years   5 Years  Inception

   Common Stock  Portfolio
   (Jan. 31, 1992)           31.509%  20.088%     N/A     17.512%

   Asset Allocation
   Portfolio                 19.224%  14.012%     N/A     14.011%
   (Dec. 31, 1991)
   Corporate Bond
   Portfolio                  0.514%   3.677%    7.216%   8.831%
   (July 31, 1990)



   Assuming  Class  A Share Total Fund Operating Expenses With No
   Initial Sales Load.1/


                                                         10 Years
           CST Fund                                      or Since
       (Inception Date)       1 Year  3 Years   5 Years  Inception

   Common Stock Portfolio
   (Jan. 31, 1992)           38.439%  22.162%     N/A     18.767%

   Asset Allocation
   Portfolio                 25.507%  15.981%     N/A     15.208%
   (Dec. 31, 1991)
   Corporate Bond
   Portfolio                  5.810%   5.467%    8.323%   9.717%
   (July 31, 1990)


        Each of the Funds may from time to time advertise certain investment performance information. Performance information m a y consist of yield and average annual total return quotations reflecting the deduction of all applicable charges over a period of time. A Fund also may use aggregate total r e t u rn figures for various periods, representing the cumulative change in value of an investment in a Fund for the specific period. Performance information may be shown in schedules, charts or graphs. These figures are based on

 1/
Certain persons may purchase Class A shares that are not subject to the Class

A initial sale charge (see Waiver of Class A Initial Sales Charge in this Prospectus) and certain other persons may purchase Class A shares subject to less than the maximum initial sales charge.





   historical earnings and are not intended to indicate future performance.

        The yield of a Fund refers to the annualized net income generated by an investment in that Fund over a specified 30-day period, calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.

        The average annual total return of a Fund refers to the total rate of return of an investment in the Fund. The figure is computed by calculating average annual compounded rates of return over the 1, 5 and 10 year periods that would equate to the initial amount invested to the ending redeemable value, assuming reinvestment of all income dividends and capital gain
   distributions.       Total  return    quotations  reflect  the
   performance of the Fund and include the effect of capital changes.

        Further information about the performance of the Funds is contained in the SAI and will be contained in the Funds annual reports to shareholders, which you may obtain without charge by writing the Funds address or calling the telephone number set forth on the cover page of this Prospectus.

   Brokerage Commissions

        Although the Rules of Fair Practice of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of
   i n vestment company shares, under such Rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such Rules and to obtaining best prices and executions, effected through dealers who sell shares of the Trust. The Adviser may also select an affiliated broker-dealer to execute transactions for the T r u s t, provided that the commissions, fees or other remuneration paid to such affiliated broker are reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.

   Retirement Plans and Medical Savings Accounts

        Class A has available prototype qualified retirement plans for both corporations and self-employed individuals. The Trust also has available prototype Individual Retirement Account ( IRA ) plans (for both individuals and employers) and Simplified Employee Pension ( SEP ) plans as well as Section 403(b)(7) Tax-Sheltered Retirement Plans which are designed for employees of public educational institutions and certain






   non-profit,  tax-exempt  organizations.    The  Trust also has
   information  concerning  prototype  Medical Savings Accounts.
   F o r   information,  see  the  SAI  and  call  or  write  the
   Distributor.

   Shares of Beneficial Interest

        All shares of beneficial interest of the Trust are entitled to one vote, and votes are generally on an aggregate basis. However, on matters where the interests of the Funds differ (such as approval of an investment advisory agreement or a change in fundamental investment policies), the voting is on a Fund-by-Fund basis. The Trust does not hold routine annual shareholders meetings. The shares of each Fund issued, are fully paid and non-assessable, have no preference, conversion, exchange or similar rights, and are freely transferable. In addition, each issued and outstanding share in a Fund is entitled to participate equally in dividends and distributions declared by such Fund.

   Reports to Shareholders

        Investors in the Funds will be informed of their progress through periodic reports. Financial statements certified by i n d e p endent public accountants will be submitted to shareholders at least annually.

   Class Y Shares

        The Trust also offers Class Y Shares which are available only to the following types of institutional investors: (i) tax qualified retirement plans which have (A) at least $10 million in plan assets; (B) 750 or more employees eligible to participate at the time of purchase; or (C) which certify that they will have projected annual contributions of $2.5 million or more, (ii) banks and insurance companies which are not affiliated with the Adviser purchasing shares for their own account, (iii) investment companies not affiliated with the Adviser; (iv) tax-qualified retirement plans of the Adviser or broker-dealer wholesalers and their affiliates.

        Class Y shares are available to eligible institutional investors at net asset value without the imposition of an initial or deferred sales charge and are not subject to ongoing distribution fees imposed under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The minimum initial investment in Class Y shares is $500,000, but this requirement may be waived at the discretion of a Fund s officers.

        The  Systematic  Withdrawal Plan and Automatic Investment
   Plan are not available for Class Y shares.






        If you are considering a purchase of Class Y shares of a Fund, please call the Transfer Agent, at (800) 986-3384 to obtain information about eligibility.

   Distributor

        Conseco  Equity  Sales,  11815  N.  Pennsylvania  Street,
   Carmel, Indiana 46032, serves as distributor of shares of the Trust.

   Transfer Agent

        State Street Bank and Trust Company, 225 Franklin Street,
   Boston, Massachusetts 02110, serves as the Trust s transfer agent.

   Custodian

        The Bank of New York, 90 Washington Street, 22nd Floor, New York, New York 10826, serves as custodian of each Fund s a s sets. The Bank of New York also performs certain administrative services for the Funds pursuant to agreements with Conseco Services, LLC.

   Independent Public Accountants

        The  Trust  s  independent public accountant is Coopers &
   Lybrand, L.L.P., Indianapolis, Indiana.

   Legal Counsel

        Certain legal matters for the Funds are passed upon by Jorden Burt Berenson & Johnson LLP, 1025 Thomas Jefferson
   Street, N.W., Suite 400 East, Washington, D.C.  20007.


        This Prospectus is not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is a u thorized to give any information or make any representations, other than those contained in this Prospectus or the SAI.

















                      TABLE OF CONTENTS OF THE
                 STATEMENT OF ADDITIONAL INFORMATION


        Page

   General Information
   Investment Objectives
   Description of Securities and Investment Techniques
   Investment Performance
   Portfolio Turnover and Securities Transactions
   Management
   Net Asset Values of the Shares of the Funds
   Funds Expenses
   Distribution Arrangements
   Purchase and Redemption of Shares
   General
   Taxes
   Independent Accountants
   Financial Statements





































        If you would like a free copy of the Statement of Additional Information for this Prospectus, please complete this form, detach, and mail to:

        Conseco Fund Group
        Attn:
        11815 N. Pennsylvania Street, Carmel, Indiana 46032


   Gentlemen:

        Please send me a free copy of the Statement of Additional
   Information for the Conseco Fund Group at the following address:

   Name:
   Mailing Address:



        Sincerely,

        (Signature)



































   APPENDIX A SECURITIES RATINGS

   DESCRIPTION OF CORPORATE BOND RATINGS

   Moody s Investor Service, Inc. s Corporate Bond Ratings:

   Aaa Bonds which are rated Aaa by Moody s Investor Service, Inc. ( Moody s ) are judged to be the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

   A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective e l e ments may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B  Bonds which are rated B generally lack characteristics of a
   desirable  investment.    Assurance  of interest and principal
   payments or of maintenance of other terms of the contract over any long period of time may be small.







   Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   Standard & Poor s Corporation s Corporate Bond Ratings:

   AAA  This  is the highest rating assigned by Standard & Poor s
   ( S&P ) to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

   A A    Bonds  rated  AA  also  qualify  as  high-quality  debt
   obligations.    Capacity to pay principal and interest is very
   strong, and in the majority of instances they differ from AAA issues only in small degree.

   A Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   BB/B/CCC/CC Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

   CI The rating CI is reserved for income bonds on which no interest is being paid.

   D Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

   Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   Preferred Stock Ratings:







   Both Moody s and S&P use the same designations for corporate bonds as they do for preferred stock, except that in the case of Moody s preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks and relative quality, distinctions are comparable to those described above for corporate bonds.

   Conseco Fund Group
   Administrative Office
   11815 N. Pennsylvania Street
   Carmel, Indiana 46032

   January 2, 1997















































   Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

        SUBJECT TO COMPLETION DECEMBER __, 1996

   CONSECO FUND GROUP
   Administrative  Office:  11815 N. Pennsylvania Street, Carmel,
   Indiana 46032   (317) 817-6300

   Class Y Shares Prospectus

        The Conseco Fund Group (the Trust ) is an open-end diversified management investment company registered with the Securities and Exchange Commission under the Investment C o mpany Act of 1940. The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is a series type of mutual fund which issues separate classes (or series) of stock, each of which currently represents a separate diversified portfolio of investments. This Prospectus offers shares of three series ( Funds ) of the Trust, each with its own investment objective or objectives and investment policies. The Funds are divided into Class A and Class Y shares. Class A shares are offered to individual investors by a separate prospectus. Each class may have different expenses which may affect performance.

        The investment objectives of the Funds are as follows:

        Equity Fund seeks to provide a high equity total return consistent with preservation of capital and a prudent level of risk primarily by investing in selected equity securities and





   other securities having the investment characteristics of common stocks.

        Asset Allocation Fund seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. The Fund seeks to achieve this objective by pursuing an active asset allocation strategy
   w h ereby investments are allocated, based upon thorough investment research, valuation and analysis of market trends and the anticipated relative total return available, among various asset classes including debt securities, equity securities, and money market instruments.

        Fixed Income Fund seeks the highest level of income as is consistent with preservation of capital by investing primarily in investment grade debt securities.

        The various Funds may be used independently or in combination. You may also purchase shares of the money market fund managed by Federated Investors, which seeks current income consistent with stability of capital and liquidity, the prospectus for which immediately follows this prospectus.

        The  investment  policies  of  the  respective  Funds are
   fundamental  and  cannot  be  changed  without a vote of their
   respective  shareholders.    There is no assurance that any of
   the Funds will achieve their investment objectives.

        Conseco Capital Management, Inc. (the Adviser ) serves as the Trust s investment adviser. The Adviser supervises the Trust s management and investment program, performs a variety of administrative services on behalf of the Trust, and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser or the Trust. The Trust pays all other expenses incurred in the operation of the Trust, including fees and expenses of Trustees who are unaffiliated persons of the Adviser or the Trust.

        This Prospectus sets forth concisely the information about the Trust that an investor should know before investing. A Statement of Additional Information (the SAI ) dated January 2, 1997, containing additional information about the Trust and the Funds, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus in its entirety. You may obtain a copy of the SAI without charge by calling or writing the Trust.

   INVESTORS  SHOULD  READ  AND RETAIN THIS PROSPECTUS FOR FUTURE
   REFERENCE.









   THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
   SECURITIES  AND  EXCHANGE  COMMISSION  NOR  HAS THE COMMISSION
   PASSED  UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


           The date of this Prospectus is January 2, 1997.





















































                          TABLE OF CONTENTS


        Page
        Cover Page
        Fee Table
        Investment Objectives and Policies of the Funds
        Investment Techniques and Other Investment Policies
        Management
        Purchase and Redemption of Shares
        Dividends, Distributions and Taxes
        Investment Performance
        Table of Contents of the Statement of
             Additional Information
        Appendix A Securities Ratings









































   FEE TABLE

        The following fee table is provided to assist investors in understanding the various costs and expenses which may be borne directly or indirectly by an investment in Class Y shares of the Funds.

                                                   Asset      Fixed
           Shareholder Transaction    Equity    Allocation   Income
           Expenses

           Maximum Sales Charge
           Imposed on Purchase (as     None        None       None
           a percentage of
           offering price)

           Maximum Sales Charge
           Imposed on Reinvested       None        None       None
           Dividends (as a
           percentage of offering
           price)
           Deferred Sales Charge       None        None       None

           Redemption Fees             None        None       None

           Annual Fund Operating
           Expenses
           (as a percentage of
           average net assets)

           Management Fees             .70%        .70%       .45%
           Administrative Fees         .20%        .20%       .20%

           12b-1 Distribution and      None        None       None
           Service Fees
                                       .10%        .10%      (.05%)
           Other Expenses (less
           voluntary fee waivers
           and  reimbursements)

           Total Operating             1.00%       1.00%      .60%
           Expenses (after
           reimbursement)(1)











   (1) The Adviser has voluntarily agreed to waive its fees and/or reimburse all expenses (exclusive of taxes, interest, brokerage and other transaction expenses and any other extraordinary expenses) through April 30, 1998, including management fees, to the extent that the Class Y expenses of the Equity, Asset Allocation and Fixed Income Funds exceed 1.00%, 1.00% and .60%, respectively, of the Fund s average daily net assets. If the Adviser had not undertaken to limit Fund expenses as described above, it is estimated that the Total Operating Expenses would be 1.15%, 1.15% and .85% of the average daily net assets of the Equity, Asset Allocation and Fixed Income Funds, respectively.

   Example

        Assuming a hypothetical investment of $1,000, a 5% annual return and redemption at the end of each time period, an investor in Class Y of each of the Funds would have paid transaction and operating expenses at the end of each year as follows:

                                1 Year              3 Years

             Equity               $10                $32

             Asset Allocation     $10                $32

             Fixed Income         $6                 $19

   T h e same level of expenses would be incurred if the investments were held throughout the period indicated.

        These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.


   INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

        Each of the Funds has a different investment objective or objectives as described below. Each Fund is managed by the Adviser. There can be no assurance that any of the Funds will achieve their investment objective or objectives. Each Fund is subject to the risk of changing economic conditions, as well as the risk inherent in the ability of the Adviser to make changes in a Fund s investments in anticipation of changes in economic, business, and financial conditions.

        T h e   different  types  of  securities  and  investment
   techniques common to one or more Funds all have attendant risks of varying degrees. For example, with respect to equity







   securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there can be no assurance that the issuer of such securities will be able to meet its obligations on interest or principal payments in a timely manner. In addition, the value of debt instruments generally rises and falls inversely with interest rates.

        The  investments  and investment techniques common to one
   or  more  Funds are described in greater detail, including the
   risks   of  each,  in  the    Description  of  Securities  and
   Investment Techniques  in the SAI.

        The Funds are subject to investment restrictions that are described under Investment Restrictions in the SAI. The investment restrictions are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the affected Funds. The Trust has certain fundamental policies, which prohibit each Fund, with respect to 75 percent of its total assets, from (i) investing more than 5 percent of its assets in the securities of any one issuer (except U.S. government securities defined below); and
   (ii) investing more than 25 percent of its assets in the securities of issuers in the same industry (except cash equivalent items and U.S. government securities). Except for fundamental policies imposed by the Trust s investment restrictions, all investment policies and practices described in this Prospectus and in the SAI are not fundamental, meaning that the Board of Trustees may change them without shareholder approval. See Description of Securities and Investment Techniques and Investment Restrictions in the SAI for further information.

   Equity Fund

        In seeking its objective of providing a high equity total return, the Equity Fund will attempt to achieve a total return (i.e., price appreciation plus potential dividend yield)
   primarily through investment in selected equities (i.e., common stocks and other securities having the investment c h a racteristics of common stocks, such as convertible debentures and warrants). However, if market conditions indicate their desirability, the Adviser may, for defensive purposes, temporarily invest all or a part of the assets of the Equity Fund in money market instruments. See Debt Securities under Description of Securities and Investment Techniques in the SAI for further information.

        The  Adviser  expects that the equity portion of the Fund
   will  be  widely  diversified  by  both industry and number of
   issuers.   The Adviser s stock selection methods will be based







   in part upon the analysis of variables which it believes significantly relate to the future market performance of a stock, such as recent changes in earnings per share and their deviations from analysts expectations, past growth trends, price action of the stock itself, publicly recorded trading transactions by corporate insiders, and relative price-e a rnings ratios. The Adviser expects that investment opportunities will often be sought among securities of larger, established companies, although securities of smaller, less well- known companies may also be selected.

        By investing in securities that are subject to market risk, the Equity Fund is also subject to greater fluctuations in its market value and involves the assumption of a higher degree of risk as compared to a fund seeking stability of principal, such as a money market fund or a fund investing primarily in obligations issued or guaranteed by the U.S. g o vernment or its agencies or instrumentalities (these obligations are referred to in this Prospectus as U.S. government securities ). To maximize potential return, the Adviser may utilize a variety of investment techniques and strategies including but not limited to: writing covered and secured listed put and call options, including options on stock indices, and purchasing such options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; borrowing from banks to purchase securities; purchasing foreign securities in the form of American Depository Receipts; purchasing securities of other investment companies; entering into repurchase agreements; purchasing restricted securities; investing in when-issued or delayed delivery securities; and selling securities short against the box. See Description of Securities and Investment Techniques in the SAI for further information. The Equity Fund may also invest in high yield, high risk, lower-rated debt securities. See Risks Associated With High Yield Debt Securities in the SAI for further information.

   Asset Allocation Fund

        The investment objective of the Asset Allocation Fund is to seek a high total investment return consistent with the preservation of capital and prudent investment risk. The Fund seeks to achieve this objective by pursuing an active asset allocation strategy whereby investments are allocated based upon thorough investment research, valuation and analysis of market trends and the anticipated relative total return a v a ilable among various asset classes, including debt securities, equity securities and money market instruments. Total investment return consists of current income, including







   dividends, interest, and discount accruals, and capital appreciation. Achieving this Fund s objective depends on the Adviser s ability to assess the effect of economic and market trends on different sectors of the market. In seeking to maximize total return, the Asset Allocation Fund will follow an asset allocation strategy contemplating shifts (which may be frequent) among a wide range of investments and market sectors. The Fund s investments will be designed to maximize total return during all economic and financial environments, consistent with prudent risk as determined by the Adviser.

        The Asset Allocation Fund will invest in U.S. government securities, intermediate and long-term debt securities and equity securities of domestic and foreign issuers, including common and preferred stocks, convertible debt securities, and warrants. If the Adviser deems stock market conditions to be favorable or debt market conditions to be uncertain or unfavorable, a substantially higher percentage of the Fund s total assets may be invested in equity securities. If, however, the Adviser believes that the equity environment is u n c e rtain or unfavorable, the Fund may decrease its investments in equity securities and increase its investments in debt securities. Furthermore, if the Adviser believes that inflationary or monetary conditions warrant a significant investment in companies involved in precious metals, the Fund may invest up to 10 percent of its total assets in the equity s e c urities of companies exploring, mining, developing, producing, or distributing gold or other precious metals. Additionally, the Asset Allocation Fund may make temporary defensive investments (i.e., money market instruments) without limit if it is believed that market conditions warrant a more conservative investment strategy.

        The  Asset  Allocation  Fund  may  use various investment
   strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Fund s investment objective, including but not limited to: writing covered and secured listed put and call options, including options on stock indices, and purchasing such options; purchasing and selling, for hedging purposes, stock index, i n terest rate, gold, and other futures contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; purchasing foreign securities; entering into foreign currency transactions and options on foreign currencies; borrowing from banks to purchase securities; purchasing securities of other investment companies; entering into repurchase agreements; purchasing restricted securities; investing in when-issued or delayed delivery securities; and selling securities short against the box. See Description of Securities and Investment Techniques in the SAI for further information.







        The maturities of the debt securities in the Asset Allocation Fund will vary based in large part on the Adviser s expectations as to future changes in interest rates. However, the Adviser anticipates that the debt component of the Fund will generally be invested primarily in intermediate and/or long-term debt securities. The Adviser anticipates that the equity portion of the Fund will be widely diversified by both industry and number of issuers. The Adviser s stock selection methods will be based in part upon variables which it believes significantly relate to the future market performance of a stock, such as recent changes in earnings per share and their deviations from analysts expectations, past growth trends, price movement of the stock itself, publicly recorded trading transactions by corporate insiders, and price-earnings ratios. The Adviser anticipates that investment opportunities will often be sought among securities of larger, established companies, although securities of smaller, less well- known companies may also be selected.

        The Asset Allocation Fund may also invest in high yield, high risk, lower-rated fixed income debt securities, which are not believed to involve undue risk to income or principal. The Asset Allocation Fund does not intend to invest more than 25% of its total assets (measured at the time of investment) in high yield, high risk debt securities. Generally, higher yielding bonds carry ratings assigned by Moody s Investor Service, Inc. ( Moody s ) or Standard & Poor s Corporation ( S&P ) that are lower than those assigned to investment grade debt securities, or are unrated, and the Adviser does not determine such security is of comparable quality to securities rated in one of the four highest rating categories. Such securities carry higher investment risk than investment grade debt securities. The market values of lower-rated securities generally fluctuate more widely than those of higher-rated securities. In addition, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is generally the case for higher grade debt securities. The lowest rating categories in which the Fund will invest are CCC/Caa. Securities in these categories are considered to be of poor standing and are predominantly speculative. The Adviser seeks to enhance total return specifically through purchasing securities which the Adviser believes are undervalued and selling, when appropriate, those securities the Adviser believes are overvalued. In order to determine value, the Adviser utilizes independent fundamental analysis of the issuer as well as an analysis of the specific structure of the security. A debt security will be considered investment grade if it is rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ( NRSRO ), or, in the case of







   an unrated security, if the Adviser determines such security is of comparable quality to securities rated in one of the four highest rating categories. See Appendix A to this Prospectus for further discussion regarding securities ratings and Risks Associated With High Yield Debt Securities under
     Description of Securities and Investment Techniques in the SAI.

        The Asset Allocation Fund may also invest in zero coupon securities and payment-in-kind securities. A zero coupon security pays no interest to its holders prior to maturity and a payment-in-kind security pays interest in the form of additional securities. These securities will be subject to greater fluctuation in market value in response to changing interest rates than securities of comparable maturities that make periodic cash distributions of interest.

        The Asset Allocation Fund may also invest in equity and d e bt securities of foreign issuers, including non-U.S. dollar denominated debt securities, Eurodollar securities and s e c u r ities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. As a non-fundamental operating policy, the Asset Allocation Fund will not invest more than 50% of its total assets (measured at the time of investment) in foreign securities. See Foreign Securities under Description of Securities and Investment Techniques in the SAI for further information.

   Fixed Income Fund

        In seeking its investment objective of providing the highest level of income as is consistent with the preservation of capital, the Fixed Income Fund invests primarily in investment grade debt securities. The Adviser seeks to reduce risk, increase income, and preserve or enhance total return by actively managing the Fund in light of market conditions and t r e n ds. The Adviser seeks to enhance total return specifically through purchasing securities which the Adviser believes are undervalued and selling, when appropriate, those securities the Adviser believes are overvalued. In order to determine value, the Adviser utilizes independent fundamental analysis of the issuer as well as an analysis of the specific structure of the security. A debt security will be considered investment grade if it is rated in one of the four highest rating categories by at least one NRSRO, or, in the case of an unrated security, if the Adviser determines such security is of comparable quality to securities rated in one of the four highest rating categories. See Appendix A to this P r o spectus for further discussion regarding securities ratings. The Fixed Income Fund may invest in debt securities







   issued by publicly and privately held U.S. and foreign c o m panies, the U.S. government and agencies and instrumentalities thereof, and foreign governments and their agencies and instrumentalities. The Fixed Income Fund may also invest in mortgage-related debt securities, other types of asset-backed debt securities, and other forms of debt securities. See Debt Securities in the SAI. In addition, up to 15% of the Fund may be invested directly in equity securities, including preferred and common stocks, convertible debt securities and debt securities carrying warrants to purchase equity securities, and up to 10% of the Fund may be invested in debt securities rated below investment grade.

        Debt securities purchased by the Fixed Income Fund may be of any maturity. It is anticipated that the dollar weighted average life of the debt portfolio will be between seven and 15 years, but may be shorter or longer depending on market conditions. While the Fixed Income Fund intends to invest in fixed income securities in order to achieve its investment objective of obtaining the highest level of income consistent with preservation of capital, it may from time to time invest i n fixed income securities which offer higher capital appreciation potential. Such investments would be in addition to that portion of the Fund which may be invested in common stocks and other types of equity securities.

        With respect to the Fund s investment in fixed income securities, such securities will be affected by changes in interest rates. When interest rates decline, the market value of a Fund invested at higher yields can be expected to rise. Conversely, when interest rates rise, the market value of a Fund invested at lower yields can be expected to decline. Therefore, the Fund may engage in portfolio trading to take advantage of market developments and yield disparities; for example, shortening the average maturity of the Fund in anticipation of a rise in interest rates so as to minimize depreciation of principal, or lengthening the average maturity of the Fund in anticipation of a decline in interest rates so as to maximize appreciation of principal.

        T h e Fixed Income Fund may use various investment strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Fund s investment objective. Such strategies and techniques include, but are not limited to, writing covered and secured listed put and call options and purchasing such options; purchasing and selling, for hedging purposes, interest rate and other futures contracts, and purchasing options on such futures contracts; borrowing from banks to purchase securities; i n vesting in securities of other investment companies; entering into repurchase agreements; investing in when-issued







   or  delayed  delivery securities; and selling securities short
     against  the  box.      See    Description of Securities and
   Investment Techniques  in the SAI for further information.


   INVESTMENT TECHNIQUES AND OTHER INVESTMENT POLICIES

   Mortgage-Backed Securities

        Each Fund may invest in mortgage-backed securities. Mortgage-related securities are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see Mortgage Pass-Through Securities, below). The Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see
     Collateralized Mortgage Obligations, at page ), and in other types of mortgage-related securities.

        Mortgage Pass-Through Securities. These are securities representing interests in pools of mortgages in which periodic payments of both interest and principal on the securities are made by passing through periodic payments made by the individual borrowers on the residential mortgage loans underlying such securities (net of fees paid to the issuer or guarantor of the securities and possibly other costs). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by the Government National Mortgage Association,
    GNMA ), or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by the Federal National Mortgage Association, FNMA, or the Federal Home Loan Mortgage Corporation, FHLMC ). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be uninsured or may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.








        GNMA Certificates. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is g u aranteed by the full faith and credit of the U.S. Government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the pass-through payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian s policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of FHLMC and FNMA, trade in book-entry form and are not subject to this risk of delays in timely payment of income. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages may be purchased at any time prior to maturity, will be subject to normal principal amortization, and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

        FNMA and FHLMC Mortgage-Backed Obligations. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC certificates, which represent interests in a trust funded with FNMA certificates. REMIC certificates are guaranteed by FNMA and not by the full faith and credit of the U.S. Government.

        F H L M C , a corporate instrumentality of the U.S. government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but these securities are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

        Collateralized Mortgage Obligations. All Funds may p u rchase mortgage-backed securities issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks, and securities broker-dealers







   (or affiliates of such institutions established to issue these securities) in the form of either collateralized mortgage obligations ( CMOs ) or mortgage-backed bonds. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments are passed through to the holders on the same schedule as they are received. Mortgage-backed bonds are g e neral obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer s payment obligations on the bonds but interest and principal payments on the mortgages a r e not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third-party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, a holder could sustain a loss. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-backed securities. If such securities are developed and offered to other types of investors, investments in such new types of mortgage-related securities will be considered.

        Risks of Mortgage-Backed Securities. In the case of mortgage pass-through securities, such as GNMA certificates or FNMA and FHLMC mortgage-backed obligations, or modified pass-through securities, such as CMOs issued by various financial institutions, early repayment of principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose a Fund to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates and other economic trends and factors. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-backed security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the securities. Therefore, the actual







   maturity and realized yield on pass-through or modified pass- through mortgage-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages.

   Debt Securities

        All Funds may invest in U.S. dollar denominated corporate debt securities of domestic issuers, and the Asset Allocation Fund and the Fixed Income Fund may invest in debt securities
   o f    f o r e ign  issuers  that  may  or  may  not  be  U.S.
   dollar denominated.

        The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Debt securities rated BBB or Baa, which are considered medium-grade category debt securities, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated debt securities, and generally have some speculative characteristics. A debt security will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any debt security, and particularly those rated BBB or Baa (or below), may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

        Risks Associated With High Yield Debt Securities. The Funds may invest in high yield, high risk, lower-rated debt securities. High yield debt securities are subject to all risks inherent in any investment in debt securities. As discussed below, these risks are significantly greater in the case of high yield debt securities.

        Lower-rated debt securities generally offer a higher current yield than that available from higher-rated issues. However, lower-rated securities involve higher risks in that they are especially subject to (1) adverse changes in general economic conditions and in the industries in which the issuers are engaged, (2) changes in the financial condition of the issuers and (3) price fluctuation in response to changes in interest rates. Accordingly, the yield on lower-rated debt securities will fluctuate over time. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely







   affect  their  ability  to  make  payments  of  principal  and
   interest,  and  increase  the  possibility  of  default.    In
   addition, the market for lower-rated securities has expanded rapidly in recent years, and this expanded market has not been tested in a period of extended economic downturn. This market may be thinner and less active than the market for higher quality securities, which may limit the ability to sell such securities at their fair value in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

        Differing yields on fixed income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities rated below investment grade categories of recognized rating agencies: Ba1 or lower by Moody s or BB+ or lower by Standard & Poor s. Debt securities rated below investment grade are deemed by these agencies to be predominantly speculative with respect to the issuer s capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions.

   Foreign Securities

        The Asset Allocation Fund may invest in equity securities of foreign issuers. That Fund may invest up to 50 percent of its net assets in such securities. The Asset Allocation Fund and Equity Fund may invest in American Depository Receipts ( ADRs ), which are described below. The Fixed Income Fund may invest in debt obligations of foreign issuers, including foreign governments and their agencies and instrumentalities. Investments in foreign securities may offer unique potential benefits such as substantial growth in industries not yet developed in the particular country. Such investments also permit a Fund to invest in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets. Investments in securities of f o r e ign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of a s sets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries. Since the Asset







   Allocation Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in that Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.

        There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those to which U.S. companies are subject. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United S t ates. A Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of p o s sible losses through the holding of securities by custodians and securities depositories in foreign countries.

        Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Fund or its investors in all cases.

        ADRs are certificates issued by a U.S. bank or trust company representing the right to receive securities of a foreign issuer deposited in a foreign subsidiary or branch or a correspondent of that bank. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and may offer U.S. investors more liquidity than the underlying securities. The Fund may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of such ADRs.

   Restricted and Illiquid Securities

        The Funds may invest in restricted securities such as private placements, although a Fund may not invest in any illiquid restricted security if, after acquisition thereof, more than 15 percent of the Fund s assets would be invested in







   illiquid securities. Once acquired, restricted securities may be sold by a Fund only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. If sold in a privately negotiated transaction, a Fund may have difficulty finding a buyer and may be required to sell at a price that is less than the Adviser had anticipated. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.


   MANAGEMENT

        The Trustees of the Trust decide upon matters of general policy for the Trust. In addition, the Trustees review the actions of the Trust s investment manager, as set forth below. The Trust s officers supervise the daily business operations of the Trust.

        Conseco  Capital  Management, Inc. (the  Adviser ), 11825
   N. Pennsylvania Street, Carmel, Indiana 46032, has been retained under Investment Advisory Agreements with the Trust, to provide investment advice, and in general to supervise the management and investment program of the Trust and each Fund. The Adviser is a wholly-owned subsidiary of Conseco, Inc., a publicly-owned financial services company, the principal operations of which are in development, marketing, and a d ministration of specialized annuity, life and health insurance products. The Adviser generally manages the affairs of the Trust, subject to the supervision of the Board of Trustees. For information about the Board of Trustees and the Trust s officers, see Management in the SAI.

        Under the Investment Advisory Agreements, the Adviser receives an investment advisory fee equal to an annual rate of .45% of the daily net asset value of the Fixed Income Fund, .70% of the daily net asset value of the Equity Fund, and .70% of the daily net asset value of the Asset Allocation Fund. T h e Adviser also manages another registered investment company, all of the invested assets of its parent company,
   Conseco, Inc., which owns or manages several life insurance subsidiaries, and provides investment and servicing functions to the Conseco companies and affiliates. Pursuant to Investment Management Agreements between the Adviser and the Funds, the Adviser will reduce its aggregate fees for any







   fiscal year, or reimburse the Funds, to the extent required, so that the Funds expenses do not exceed the expense limitations applicable to the Trust under the securities laws or regulations of those states or jurisdictions in which the Funds shares are registered or qualified for sale. Expenses f o r purposes of these expense limitations include the management fee, but exclude brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, paid or incurred by the Funds. In addition, the state with the most restrictive expense limitation allows the Trust to exclude distribution expenses. The Adviser has voluntarily agreed to waive its investment advisory fee to the extent that the ratio of expenses to net assets on an annual basis for Class Y shares of the Equity Fund exceeds 1.00%, the Asset Allocation Fund exceeds 1.00%, and the Fixed Income Fund exceeds .60%. These voluntary limits may be discontinued at any time after April 30, 1998.

        The  investment  professionals  primarily responsible for
   the   management   of   each   Fund,   with   the   respective
   responsibilities and business experience for the past five years are as follows:

        Equity Fund: Thomas J. Pence, Vice President for the Adviser. He is responsible for the management of the
   Adviser s equity portfolios and oversight of the equity investment process. Prior to joining the Adviser in 1992, Mr. Pence worked for five years as a securities analyst in the field of real estate acquisition and development in which he s p ecialized in residential development and construction finance and was responsible for overseeing a project portfolio of $750 million in real estate assets.

        F i x ed Income Fund: Gregory J. Hahn, Senior Vice President, Portfolio Analytics, for the Adviser. He is responsible for the portfolio analysis and management of the institutional client accounts and analytical support for taxable portfolios. In addition, he has responsibility for SEC registered investment products as well as investments in the insurance industry. Mr. Hahn joined the Adviser in 1989.

        Asset Allocation Fund: Gregory J. Hahn. See Mr. Hahn s business experience above.

        Thomas J. Pence, Portfolio Manager of the equity portion of the Fund. See Mr. Pence s business experience above.












   Administrative Fees

        Pursuant to an administration agreement ( Administration Agreement ), Conseco Services, LLC supervises the overall administration of the Funds. These administrative services i n clude supervising the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations, supervising the maintenance of books and r e cords, and other general and administrative responsibilities. For providing these services, Conseco Services receives a fee from each Fund of .20% per annum of its average daily Class Y net assets. Pursuant to the Administration Agreement, Conseco Services, LLC reserves the right to employ one or more sub-administrators to perform administrative services for the Funds.

   PURCHASE AND REDEMPTION OF SHARES

   How to Buy Shares

        You may purchase shares from any broker-dealer that has a selling agreement with Conseco Equity Sales, Inc. (the
     Distributor ). In addition, as discussed below, an account may be opened for the purchase of shares of a Fund by mailing t o t he Transfer Agent, 225 Franklin Street, Boston, Massachusetts 02110, a completed account application and a check payable to the appropriate Fund. Or you may telephone 1-800-986-3384 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application.

        In order to buy class Y shares you must qualify as one of the following types of institutional investors: (i) tax qualified retirement plans which have (a) at least $10 million in plan assets, (b) have 750 or more employees eligible to participate at the time of purchase, or (c) certify that they will have projected annual contributions of $2.5 million or more, (ii) banks and insurance companies which are not affiliated with the Adviser purchasing shares for their own account, (iii) investment companies not affiliated with the Adviser, or (iv) tax-qualified retirement plans of the Adviser or broker-dealer wholesalers and their affiliates.

             Purchase orders for all Funds are accepted only on a regular business day as defined below. Orders for shares received by the Transfer Agent on any business day prior to the close of trading on the New York Stock Exchange (the
     NYSE ) (normally 4:00 p.m. Eastern Time) will receive that day s offering price. Orders received by the Transfer Agency after such time but prior to the close of business on the next business day will receive the next business day s offering







   price which is net asset value. If you purchase shares through a broker-dealer, your broker is responsible for forwarding payment promptly to the Transfer Agent. A business day is any day on which the NYSE is open for business. It is anticipated that the NYSE will be closed Saturdays and Sundays and on days on which the NYSE observes New Year s Day, President s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

        Your initial purchase amount must be at least $500,000. However, the minimum may be waived at the discretion of a Fund s officers. Each Fund and the Distributor or Transfer Agent reserves the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following placement of the order.

        T h e Distributor may provide promotional incentives including cash compensation in excess of the applicable sales charge to certain broker-dealers whose representatives have sold or are expected to sell significant amounts of shares of one or more of the Funds. Other programs may provide, subject to certain conditions, additional compensation to broker-dealers based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made by the Distributor or its affiliates out of their own assets. These programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such sale.

        You will receive a confirmation of each new transaction in your account, which will also show you the number of Fund shares you own and the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued.

   Purchases By Wire

        Purchase by wire transfer should be directed to the Transfer Agent to receive an account number at (800) 986-3384 between the hours of 8:00 a.m. and 4:00 p.m. (Eastern Time) on a regular business day (as defined above) on which your bank is open for business. The following information will be requested: your name, address, tax identification number, dividend distribution election, amount being wired and the wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to: ABA # __________, address,







   Account # __________. If you arrange for receipt by the Transfer Agent of federal funds prior to the close of trading (currently 4:00 p.m. Eastern Time) of the NYSE on a regular business day as defined above, you will receive that day s offering price. Your bank may charge for these services.


   Purchase Through Dealer

        Orders for purchase of shares placed through dealers will receive the net asset value next computed following receipt of the order provided the dealer receives the order prior to the close of the NYSE and transmits it to the Distributor prior to its close of business that same day (normally 4:00 p.m. Eastern Time). Dealers are required to provide payment within three business days after placing an order. Dealers making payment for confirmed purchases via Federal funds wire must reference the confirmation number to ensure timely credit.

   Purchases By Check

        An initial investment made by check must be accompanied by an Application, completed in its entirety. Additional shares of the Funds may also be purchased by sending a check payable to the applicable Fund, along with information regarding your account, including the account number, to the Transfer Agent. All checks should be drawn only on U.S. banks in U.S. funds, in order to avoid fees and delays. A charge may be imposed if any check submitted for investment does not clear. Third party checks will not be accepted. When purchases are made by check or periodic automatic investment, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

   How to Redeem Shares of the Funds

        Shares of Class Y are redeemed at net asset value next determined after receipt of a redemption request in good form on any day the NYSE is open for business, reduced by the amount of any federal income tax required to be withheld.

   Redemptions by Mail

        A written request for redemption must be received by the Transfer Agent to constitute a valid tender for redemption. It will also be necessary for corporate investors and other associations to have an appropriate certification authorizing redemptions by a corporation or an association on file before a redemption request will be considered in proper form. A suggested form of such certification is provided on the A p plication accompanying this Prospectus. A signature







   guarantee   by  an  eligible  guarantor  may  be  required  as
   stipulated in Rule 17Ad-15(a)(2) under the Securities Exchange
   A c t  of  1934.    A  signature  guarantee  is  required  for
   redemptions of $50,000 or more.

   Redemptions by Wire or Telephone

        Brokers, dealers, or other sales agents may communicate redemption orders by wire or telephone. These firms may charge for their services in connection with your redemption request but neither the Funds nor the Distributor impose any such charges.

        The Funds and the Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if the Funds or the Transfer Agent reasonably believe that such instructions are genuine. The Funds and the Transfer Agent have established procedures that the Funds believe are reasonably appropriate to confirm that instructions communicated by telephone are genuine. These procedures include: (i) recording telephone instructions for exchanges and expedited redemptions; (ii) requiring the caller to give certain specific identifying information; and (iii) providing written confirmations to shareholders of record not later than five days following any such telephone transactions. If the Funds and the Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

   Expedited Redemptions

        You may have the payment of redemption requests (of $250 or more) wired or mailed directly to a domestic commercial bank account that you have previously designated. Normally, such payments will be transmitted on the second business day following receipt of the request (provided redemptions may be made). You may request a wire redemption by telephone or written request sent to the Transfer Agent. For telephone redemptions, call the Transfer Agent at (800) 986-3384. You must complete the Expedited Redemptions section of the Application for this privilege to be applicable.

   General

        P a y m e nt  to  shareholders  for  shares  redeemed  or
   repurchased will be made within seven days after receipt by the Transfer Agent. A Fund may delay the mailing of a redemption check until the check used to purchase the shares being redeemed has cleared, which may take up to 15 days or longer. To reduce such delay, the Funds recommend that all







   purchases be made by bank wire Federal funds. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the SEC.

   Exchange Privilege

        Class Y shares of one Fund described in this Prospectus may be exchanged for Class Y shares of the other Funds or for shares of the Federated Money Market Fund at the relative net asset values per share at the time of the exchange. Shares of the Federated Money Market Fund may be exchanged for Class Y shares at relative net asset values per share at the time of the exchange. The total value of shares in a Fund after the e x c h ange must at least equal the minimum investment requirement of the Fund into which they are being exchanged. You should consider the differences in investment objectives and expenses of the Funds before making an exchange. Shares are normally redeemed from one Fund and purchased from the other Fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of the NYSE that day. Exchanges are taxable transactions and may be subject to special tax rules about which you should consult your own tax adviser.

   Electronic Transfers through Automated Clearing House

        Electronic Transfers through Automated Clearing House ( ACH ) allows you to initiate a purchase or redemption for as little as $100 or as much as $50,000 between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply. You must complete the ACH S e c tion of the Application for this privilege to be applicable.

   Determination of Net Asset Value

        The net asset value per share is determined for each class of shares for each Fund as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each regular business day (as previously defined) by dividing the value of the Fund s net assets attributable to a class by the number of shares of that class outstanding. The assets of each Fund are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Trustees of the Trust believe accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. With respect to all Funds,








   short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value.


   DIVIDENDS, DISTRIBUTIONS AND TAXES

        Each Fund is treated as a separate taxable entity and qualifies as a regulated investment company under applicable provisions of the Internal Revenue Code of 1986 (the Code ). As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will be allowed a deduction for amounts distributed to its shareholders from its ordinary income and net realized capital gains and will not be subject to federal income tax on such amounts. To qualify for treatment as a regulated investment company, each Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities, and derive less than 30% of its gross income in each taxable year from the gains (without deduction for losses) from the sale or other disposition of securities held for less than three months.

        Each Fund intends to distribute sufficient net investment income to avoid the application of federal income tax on the Trust. Each Fund also intends to distribute sufficient income to avoid the application of any federal excise tax. For dividend purposes, the net investment income of each Fund will consist of all payments of dividends or interest received and any net short-term gains or losses from the sale of its investments less its estimated expenses (including fees payable to the Adviser). The Asset Allocation Fund is also required to include in its gross income each year a portion of the original issue discount at which it acquires zero coupon securities, even though the Fund receives no interest payment on the security during the year. Similarly, the Fund must include in its gross income each year any interest distributed in the form of additional securities by payment-in-kind securities. Accordingly, to continue to qualify for treatment as a regulated investment company under the Code, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash the Fund actually received. Those distributions will be made from the Fund s cash assets or the proceeds from sales of Fund securities, if necessary.

        This information is only a summary of certain federal tax
   information  about  your  investment.    More  information  is
   contained  in  the  SAI.    You  should  consult with your tax








   adviser about the effect of an investment in the Fund on your particular tax situation.

        Dividends from the Fixed Income Fund will be declared and distributed monthly in additional full and fractional shares of those respective Funds. Dividends from the Equity Fund and the Asset Allocation Fund will be declared and distributed quarterly. However, the Trustees may decide to declare dividends at other intervals.

        All net realized long-term capital gains of the Trust, if any, are declared and distributed annually after the close of the Trust s fiscal year to the shareholders of the Fund or Funds to which such gains are attributable.

        Distribution  Options.    When  you  open  your  account,
   specify on your application how you want to receive your distributions. For Conseco Mutual Funds retirement accounts, all distributions are reinvested. For other accounts, you have the following options:

        Reinvest All Distributions in the Fund. You can elect to r e i n v est all dividends and long term capital gains distributions in additional shares of the Fund.

        Reinvest  Income  Dividends  Only.    You  can  elect  to
   reinvest investment income dividends in a Fund while receiving capital gains distributions by check or sent to your bank account.

        Reinvest Capital Gains Only. You can elect to reinvest capital gains in the Fund while receiving dividends by check or sent to your bank account.

        Receive  All  Distributions  in  Cash.   You can elect to
   receive a check for all dividends and long-term capital gain distributions or have them sent to your bank.


   INVESTMENT PERFORMANCE

        Because the Funds are being offered to the public for the first time, as of the date of this Prospectus they do not have any prior operating history or performance. However, the Equity Fund, Asset Allocation Fund and Fixed Income Fund are modeled after existing funds of the Conseco Series Trust (the
     CST Funds ) that are managed by the Adviser and have investment objectives and policies substantially similar to the corresponding Funds. The CST Funds are used as investment vehicles for the assets of variable annuity and variable life insurance contracts issued by Conseco affiliates.







        Below you will find information about the performance of the CST Funds. Although the three comparable Funds discussed above have substantially similar investment objectives and policies, the same investment adviser and the same portfolio managers as the CST Funds, you should not assume that the Funds offered by this Prospectus will have the same future performance as the CST Funds. For example, any Fund s future p e rformance may be greater or less than the performance of the corresponding CST Fund due to, among other things, differences in expenses and cash flows between a Fund and the corresponding CST Fund. Moreover, past performance information is based on historical earnings and is not intended to indicate future performance.

              The  investment  characteristics  of each Fund listed below will
         closely  resemble the investment characteristics of the
corresponding
         CST  Fund.   Depending on the Fund involved, similarity of
investment
         characteristics may involve factors such as industry diversification, portfolio beta, portfolio quality, average maturity of fixed-income assets, equity/non-equity mixes, and individual holdings.

        Certain Funds do have differences from their corresponding CST Fund none of which the Adviser believes would cause a significant change in investment results. Investors should note the following differences: (1) the Funds may invest in swaps, caps and floors; (2) the Funds may lend portfolio securities; and (3) the Funds may sell securities short. See the SAI the for further details.

       The table below sets forth each Fund, and its corresponding CST Fund, the date the Adviser began managing the CST Fund (referred to as the inception date ) and asset size as of October 31, 1996.

                           Corresponding CST Fund
                           (Inception Date and Asset Size)
                 Fund

                Equity Fund         Common Stock  Portfolio
                                    (Jan. 31, 1992)
                                    $154,615,806

                Asset Allocation    Asset Allocation Portfolio
                Fund                (Dec. 31, 1991)
                                    $14,792,025
                Fixed Income Fund   Corporate Bond Portfolio
                                    (July 31, 1990)
                                    $17,031,312


              The following table shows the average annualized total returns for the CST Funds for the one, three, five and ten year (or life of CST Fund, if shorter) periods ended October 31, 1996. These






         figures are based on the actual gross investment performance of the CST Funds. From the gross investment performance figures, the maximum Total Fund Operating Expenses reflected in the fee table on page ___ are deducted to arrive at the net return.






                                                         10 Years
                                                            or
           CST Fund                                        Since
       (Inception Date)       1 Year  3 Years   5 Years  Inception

   Common Stock Portfolio
   (Jan. 31, 1992)           39.115%  22.764%     N/A     19.354%

   Asset Allocation
   Portfolio                 26.125%  16.555%     N/A     15.779%
   (Dec. 31, 1991)
   Corporate Bond
   Portfolio                  6.497%   6.151%    9.024%   10.427%
   (July 31, 1990)



        Each of the Funds may from time to time advertise certain investment performance information. Performance information m a y consist of yield and average annual total return quotations reflecting the deduction of all applicable charges over a period of time. A Fund also may use aggregate total r e t u rn figures for various periods, representing the cumulative change in value of an investment in a Fund for the specific period. Performance information may be shown in schedules, charts or graphs. These figures are based on historical earnings and are not intended to indicate future performance.

        The yield of a Fund refers to the annualized net income generated by an investment in that Fund over a specified 30-day period, calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.

        The average annual total return of a Fund refers to the total rate of return of an investment in the Fund. The figure







   is computed by calculating the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate to the initial amount invested to the ending redeemable value, assuming reinvestment of all income dividends and capital gain
   distributions.       Total  return    quotations  reflect  the
   performance of the Fund and include the effect of capital changes.

        Further information about the performance of the Funds is contained in the SAI and will be contained in the Funds annual reports to shareholders, which you may obtain without charge by writing the Funds address or calling the telephone number set forth on the cover page of this Prospectus.

   Brokerage Commissions

        Although the Rules of Fair Practice of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of
   i n vestment company shares, under such Rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such Rules and to obtaining best prices and executions, effected through dealers who sell shares of the Trust. The Adviser may also select an affiliated broker-dealer to execute transactions for the T r u s t, provided that the commissions, fees or other remuneration paid to such affiliated broker are reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.

   Shares of Beneficial Interest

        All shares of beneficial interest of the Trust are entitled to one vote, and votes are generally on an aggregate basis. However, on matters where the interests of the Funds differ (such as approval of an investment advisory agreement or a change in fundamental investment policies), the voting is on a Fund-by-Fund basis. The Trust does not hold routine annual shareholders meetings. The shares of each Fund issued, are fully paid and non-assessable, have no preference, conversion, exchange or similar rights, and are freely transferable. In addition, each issued and outstanding share in a Fund is entitled to participate equally in dividends and distributions declared by such Fund.












   Reports to Shareholders

        Investors in the Funds will be informed of their progress through periodic reports. Financial statements certified by i n d e p endent public accountants will be submitted to shareholders at least annually.

   Retirement Plans and Medical Savings Accounts

        Class Y has available prototype qualified retirement plans for both corporations and self-employed individuals. The Trust also has available prototype Individual Retirement Account ( IRA ) plans (for both individuals and employers) and Simplified Employee Pension ( SEP ) plans as well as Section 403(b)(7) Tax-Sheltered Retirement Plans which are designed for employees of public educational institutions and certain non-profit, tax-exempt organizations. The Trust also has information concerning prototype Medical Savings Accounts. F o r information, see the SAI and call or write the Distributor.

   Class A Shares

        In addition to Class Y Shares, the Trust also offers Class A shares. Class A shares are available to individual investors. Class A shares generally have operating expenses similar to Class Y shares, except for certain sales charges and distribution and transfer agent fees. Please call the Transfer Agent at (800) 986-3384 for additional information on the purchase of Class A shares.

   Distributor

        Conseco  Equity  Sales,  11815  N.  Pennsylvania  Street,
   Carmel, Indiana 46032 serves as distributor to the Trust.

   Transfer Agent

        State Street Bank and Trust Company, 225 Franklin Street,
   Boston, Massachusetts 02110, serves as the Trust s transfer agent.

   Custodian

        The Bank of New York, 90 Washington Street, 22nd Floor, New York, New York 10826, serves as custodian of each Fund s a s sets. The Bank of New York also performs certain administrative services for the Funds pursuant to agreements with Conseco Services, LLC.

   Independent Public Accountants







        The  Trust  s  independent public accountant is Coopers &
   Lybrand, L.L.P., Indianapolis, Indiana.

   Legal Counsel

        Certain legal matters for the Funds are passed upon by Jorden Burt Berenson & Johnson LLP, 1025 Thomas Jefferson
   Street, N.W., Suite 400 East, Washington, D.C.  20007.

        This Prospectus is not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is a u thorized to give any information or make any representations, other than those contained in this Prospectus or the SAI.











































                      TABLE OF CONTENTS OF THE
                 STATEMENT OF ADDITIONAL INFORMATION


   Page

   General Information
   Investment Restrictions
   Description of Securities and Investment Techniques
   Investment Performance
   Portfolio Turnover and Securities Transactions
   Management
   Net Asset Values of the Shares of the Funds
   Funds Expenses
   Distribution Arrangements
   Purchase and Redemption of Shares
   General
   Taxes
   Independent Accountants
   Financial Statements






































        If you would like a free copy of the Statement of Additional Information for this Prospectus, please complete this form, detach, and mail to:

        Conseco Fund Group
        Attn:
        11815 N. Pennsylvania Street, Carmel, Indiana 46032


   Gentlemen:

        Please send me a free copy of the Statement of Additional
   Information for the Conseco Group Fund Group at the following address:

   Name:
   Mailing Address:



        Sincerely,

        (Signature)



































   APPENDIX A SECURITIES RATINGS

   DESCRIPTION OF CORPORATE BOND RATINGS

   Moody s Investor Service, Inc. s Corporate Bond Ratings:

   Aaa Bonds which are rated Aaa by Moody s Investor Service, Inc. ( Moody s ) are judged to be the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

   A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective e l e ments may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B  Bonds which are rated B generally lack characteristics of a
   desirable  investment.    Assurance  of interest and principal
   payments or of maintenance of other terms of the contract over any long period of time may be small.







   Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca  Bonds  which  are rated Ca represent obligations which are
   speculative  in  a  high  degree.    Such  issues are often in
   default or have other marked shortcomings.

   Standard & Poor s Corporation s Corporate Bond Ratings:

   AAA  This  is the highest rating assigned by Standard & Poor s
   ( S&P ) to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

   A A    Bonds  rated  AA  also  qualify  as  high-quality  debt
   obligations.    Capacity to pay principal and interest is very
   strong, and in the majority of instances they differ from AAA issues only in small degree.

   A Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   BB/B/CCC/CC Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

   CI The rating CI is reserved for income bonds on which no interest is being paid.

   D Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

   Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   Preferred Stock Ratings:







   Both Moody s and S&P use the same designations for corporate bonds as they do for preferred stock, except that in the case of Moody s preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks and relative quality, distinctions are comparable to those described above for corporate bonds.


   Conseco Fund Group
   Administrative Office
   11815 N. Pennsylvania Street
   Carmel, Indiana 46032

   January 2, 1997



















































































                               PART B





                 Statement of Additional Information

                         Conseco Fund Group

                             Equity Fund
                        Asset Allocation Fund
                          Fixed Income Fund

                     Class A and Class Y Shares

                           January 2, 1997


   This Statement of Additional Information ( SAI ) is not a prospectus. It contains additional information about the Conseco Fund Group (the Trust ) and the three series of the
   Trust: Equity Fund, Asset Allocation Fund and Fixed Income Fund (collectively, the Funds ). It should be read in conjunction with the Fund s Class A and Class Y Prospectuses dated January 2, 1997. You may obtain a copy by contacting the Fund s Administrative Office, 11815 N. Pennsylvania Street, Carmel, Indiana 46032.


                          TABLE OF CONTENTS
                                             Page

   General Information . . . . . . . . . . . B-2
   Investment Objectives . . . . . . . . . . B-2
   Description of Securities and
        Investment Techniques  . . . . . . . B-3
   Investment Performance  . . . . . . . . . B-24
   Portfolio Turnover and Securities
        Transactions . . . . . . . . . . . . B-27
   Management  . . . . . . . . . . . . . . . B-28
   Net Asset Values of the Shares of
        the Funds  . . . . . . . . . . . . . B-30
   Fund Expenses   . . . . . . . . . . . . . B-31
   Distribution Arrangements . . . . . . . . B-31
   Purchase and Redemption of Shares . . . . B-33
   General . . . . . . . . . . . . . . . . . B-35
   Taxes   . . . . . . . . . . . . . . . . . B-36
   Financial Statements  . . . . . . . . . . B-41





   GENERAL INFORMATION

   The Conseco Fund Group (the Trust ) was organized as a Massachusetts business trust on September 24, 1996. The Trust is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act ). The Trust is a series type of mutual fund which issues separate series of stock, each of which currently represents a separate diversified portfolio of investments. The Funds are divided into Class A and Class Y shares. Each class may have different expenses which may affect performance.

   INVESTMENT OBJECTIVES

   The Trust has adopted the following objectives and policies relating to the investment of assets of the Funds and their activities. These are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding shares of each Fund affected. Under the 1940 Act, the vote of such a majority means the vote of the holders of the lesser of (i) 67 percent of the shares represented at a meeting at which more than 50 percent of the outstanding shares are represented or (ii) more than 50 percent of the outstanding shares. A change in policy affecting only one Fund may be effected with the approval of the holders of a majority of the outstanding shares of such Fund. The Trust may not, and each Fund may not (except as noted):

   1. Purchase securities on margin, except that Funds engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, and except that effecting short sales against the box will not be deemed to constitute a purchase of securities on margin;

   2. Purchase or sell commodities or commodity contracts (which, for the purpose of this restriction, shall not include foreign currency futures or forward currency contracts), except: (a) any Fund may engage in interest rate futures contracts, stock index futures, futures contracts based on other financial instruments, and options on such futures contracts; and (b) the Asset Allocation Fund may engage in futures contracts on gold;

   3. Borrow money or pledge, mortgage, or assign assets, except that a Fund may: (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter it will have an asset coverage of at least 300 percent; (b) enter into reverse repurchase agreements, options, futures, options on futures contracts, foreign







        currency futures contracts and forward currency contracts as described in the Prospectus and in this Statement of Additional Information. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for future contracts, and options on futures contracts and foreign currency futures and forward currency contracts will not be deemed to be pledges of a Fund s assets);

   4.   Underwrite securities of other issuers;

   5. With respect to 75% of a Fund s total assets, invest more than 5% of the value of its assets in the securities of any one issuer if thereafter the Fund in question would have more than 5% of its assets in the securities of any issuer or would own more than 10% of the outstanding voting securities of such issuer; this restriction does not apply to U.S. government securities;

   6. Invest in securities of a company for the purpose of exercising control or management;

   7. Write, purchase or sell puts, calls or any combination thereof, except that the Funds may write listed covered or secured calls and puts and enter into closing purchase transactions with respect to such calls and puts if, after writing any such call or put, not more than 25% of the assets of the Fund are subject to covered or secured calls and puts, and except that the Funds may purchase calls and puts with a value of up to 5% of each such Fund s net assets;

   8. Participate on a joint or a joint and several basis in any trading account in securities;

   9. Invest in the securities of issuers in any one industry if thereafter more than 25% of the assets of the Fund in question would be invested in securities of issuers in that industry; investing in cash items, U.S. government s e c urities, or repurchase agreements as to these securities, shall not be considered investments in an industry;

   10. Purchase or sell real estate, except that it may purchase marketable securities which are issued by companies which invest in real estate or interests therein;

   11. Make loans of its assets, except the Funds may enter into repurchase agreements and lend portfolio securities in an amount not to exceed 15% of the value of a Fund s total







        assets.    Any loans of portfolio securities will be made
        according to guidelines established by the SEC and the Board of Trustees; or

   12.  Issue  any  senior  security  (as such term is defined in
        Section 18(f) of the 1940 Act), except as permitted herein and in Investment Restriction Nos. 1, 2 and 3. Obligations under interest rate swaps will not be treated as senior securities for purposes of this restriction so long as they are covered in accordance with applicable regulatory requirements. Other good faith hedging transactions and similar investment strategies will also not be treated as senior securities for purposes of this restriction so long as they are covered in accordance with applicable regulatory requirements and are structured consistent with current SEC interpretations.


   Nonfundamental Investment Restrictions

   The following restrictions are designated as nonfundamental a n d may be changed by the Board of Trustees without shareholder approval.

   The Trust may not, and each Fund may not (except as noted):

   1. With respect to in excess of 15% of a Fund s assets, sell securities short, except that each Fund may, without limit, make short sales against the box.

   2. Purchase any high yield, high risk security if as a result more than 35% of the Fund s assets would be invested in high yield, high risk securities.

   In order to limit the risks associated with entry into repurchase agreements, the Trustees have adopted certain criteria (which are not fundamental policies) to be followed by the Funds. These criteria provide for entering into repurchase agreement transactions (a) only with banks or b r o k e r-dealers meeting certain guidelines for c r editworthiness, (b) that are fully collateralized as defined, (c) on an approved standard form of agreement and (d) that meet limits on investments in the repurchase agreements of any one bank, broker or dealer. In accordance with regulatory requirements, the Board of Trustees has also adopted procedures for segregating Fund assets whenever a Fund enters into reverse repurchase agreements or dollar mortgage rolls with institutions other than banks.


   DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES








   The following discussion describes in greater detail different types of securities and investment techniques used by the individual Funds, as described in Investment Objectives and Policies of the Funds in each Prospectus, as well as the risks associated with such securities and techniques.

   U.S. Government Securities

   All of the Funds may invest in U.S. government securities as described in the Prospectus.

   All Funds may also purchase obligations of the World Bank, the Inter-American Development Bank, the Asian Development Bank and the International Bank for Reconstruction and Development, which, while technically not U.S. government agencies or i n s trumentalities, have the right to borrow from the participating countries, including the United States.

   Asset-Backed Securities

   E a ch Fund may invest in asset-backed securities which represent fractional interests in pools of leases, retail installment loans and revolving credit receivables, both secured and unsecured. These assets are generally held by a trust. Payments of principal and interest or interest only a r e passed through to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

   U n d e rlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the
   o v e rall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective and policies, the Funds may invest in other asset-backed securities that may be developed in the future.

   Debt Securities

   New issues of certain debt securities are often offered on a when-issued or delayed delivery basis; that is, the payment obligation and the interest rate are fixed at the time the







   buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued or delayed delivery securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, a Fund will not accrue any income on these securities prior to delivery. A Fund will maintain in a segregated account with the Trust s custodian an amount of cash or liquid assets, including equity securities and debt securities of any grade equal (on a daily mark-to-market basis) to the amount of its commitment to purchase the when-issued or delayed delivery securities.

   As discussed more fully in the Prospectus, the Fixed Income Fund will invest in rated debt securities only if they are rated investment grade, except that the Fixed Income Fund may invest up to 10 percent of the Fund s assets in non investment grade debt securities. The Asset Allocation Fund may also invest in high yield, high risk lower-rated fixed income securities. The Asset Allocation Fund does not intend to invest more than 25% of its total assets (measured at the time of investment) in high yield, high risk debt securities. The Equity and Asset Allocation Funds will not invest in rated debt securities which are rated below CCC/Caa. All Funds may invest in unrated securities as long as the Adviser determines that such securities have investment c h aracteristics comparable to securities that would be eligible for investment by a Fund by virtue of a rating. Many securities of foreign issuers are not rated by Moody s or Standard & Poor s; therefore, the selection of such issuers depends, to a large extent, on the credit analysis performed or used by the Adviser.



























   High Yield Debt Securities

   Although the Adviser considers security ratings when making investment decisions, it performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Rather, the Adviser performs research and independently assesses the relative value of particular securities the market. The Adviser s analysis may include consideration of the issuer s experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and the issuer s responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

   Also, the Adviser buys and sells debt securities principally in response to its evaluation of an issuer s continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates. From time to time, consistent with a Fund s investment objectives, the Adviser may also trade high yield debt securities for the purpose of seeking short-term profits. These securities may be sold in anticipation of a market decline or bought in anticipation of a market rise. They may also be traded for securities of comparable quality and maturity to take advantage of perceived short-term disparities in market values or yields.

   When-Issued and Delayed Delivery Securities

   Each Fund may purchase securities on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are bought with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. A Fund bears the risk that, on the settlement date, the market value of the securities may vary from the purchase price. At the time a Fund makes a commitment to purchase securities on a when- issued or delayed delivery basis, it will record the transaction and reflect the value each day of such securities in determining the Fund s net asset value. There are no fees or other expenses associated with these types of transactions other than normal transaction costs. To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring instruments consistent with the investment objective and policies of the respective and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting when-issued and delayed delivery transactions, cash and liquid securities of a Fund in an amount sufficient







   to make payment for the obligations to be purchased will be segregated at the trade date and maintained until the transaction has been settled. The Adviser will ensure that such assets are segregated at all times and are sufficient to satisfy these obligations. A Fund may dispose of these securities before the issuance thereof. However, absent extraordinary circumstances not presently foreseen, it is each Fund s policy not to divest itself of its right to acquire these securities prior to the settlement date thereof.

   Variable and Floating Rate Securities

   Each Fund may invest in variable and floating rate securities. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (i.e., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate
   o n variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

   Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on seven days notice; in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year.

   Banking Industry and Savings Industry Obligations

   Each Fund may invest in certificates of deposit, time deposits, bankers acceptances, and other short-term debt obligations issued by commercial banks and in certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations ( S&Ls ). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers acceptances are time drafts drawn on commercial banks b y borrowers, usually in connection with international commercial transactions. The Equity Fund and Fixed Income Fund may each invest in obligations of foreign branches of domestic commercial banks and foreign banks so long as the securities are U.S. dollar denominated. The Asset Allocation Fund may also invest in these types of instruments but such instruments will not necessarily be U.S. dollar denominated.







   See Foreign Securities below for information regarding risks associated with investments in foreign securities.

   The   Funds  will  not  invest  in  obligations  issued  by  a
   commercial bank or S&L unless:

   1.   The  bank or S&L has total assets of at least $1 billion,
        o r t he equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody s or Standard & Poor s, or, if the institution has no outstanding securities rated by Moody s or Standard & Poor s, it has, in the determination of the Adviser, similar creditworthiness to institutions having outstanding securities so rated;

   2. In the case of a U.S. bank or S&L, its deposits are federally insured; and

   3. In the case of a foreign bank, the security is, in the determination of the Adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

   Repurchase Agreements and Reverse Repurchase Agreements

   Each Fund may enter into repurchase agreements and reverse repurchase agreements. Repurchase agreements permit an investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements may be characterized as loans collateralized by the underlying securities. In these transactions, a Fund purchases U.S. Treasury obligations or U.S. government securities (the underlying securities ) from a broker or bank, which agrees to repurchase the underlying securities on a certain date or on demand and at a fixed price calculated to produce a previously agreed upon return to the Fund. If the broker or bank were to default on its repurchase obligation and the underlying securities were sold for a lesser amount, the Fund would realize a loss. A repurchase transaction will be subject to guidelines approved by the Board of Trustees of the Trust, which include monitoring the creditworthiness of the p a r t i e s with which the Fund engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

   A reverse repurchase agreement involves the temporary sale of a security by a Fund and its agreement to repurchase the








   instrument at a specified time and price. Such agreements are short-term in nature and involve minimal credit risks.

   Although not one of the Trust s fundamental policies, it is the Trust s present policy not to enter into a repurchase transaction which will cause more than 10 percent of the assets of the Fixed Income Fund to be subject to repurchase agreements having a maturity of more than seven days. This 10 percent limit also includes the aggregate of (i) fixed time deposits subject to withdrawal penalties, other than overnight deposits; and (ii) any restricted securities (i.e., securities which cannot freely be sold for legal reasons) and any securities for which market quotations are not readily available; however, this 10 percent limit does not include any obligations payable at principal amount plus accrued interest, on demand or within seven days after demand, and thus does not include repurchase agreements having a maturity of seven days or less.

   Warrants

   The Equity and Asset Allocation Funds may invest in warrants. Each of these Funds may invest up to 5 percent of its net assets in warrants (not including those that have been acquired in units or attached to other securities), measured at the time of acquisition, and each such Fund may acquire a warrant not listed on the New York or American Stock Exchanges if, after such acquisition, no more than 2 percent of the Fund s net assets would be invested in such warrants.

   The holder of a warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the warrant. Such investments provide greater potential for profit or loss than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a Fund would lose its entire investment in such warrant.

   Interest Rate Transactions

   Each Fund may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. A Fund may also enter into these transactions to protect against an increase in the price of securities a







   Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as a hedge and not as speculative investments. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

   A Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis depending on whether it is hedging its assets or its liabilities, and will only enter into such swaps, caps and floors on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund s obligations over its entitlements with respect to each interest rate swap, cap or floor will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by the custodian. A Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-
   paying ability of the other party thereto is rated in the highest rating category of at least one NRSRO at the time of entering into such transaction. If there is a default by the other party to such transaction, a Fund will have contractual r e m e d ies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents. As a result, the swap market has become well established and provides a degree of liquidity. Caps and floors are more recent innovations which tend to be less liquid than swaps.

   Lending Securities

   Each Fund may lend its securities so long as such loans do not represent in excess of 15% of the Fund s total assets. This is a fundamental policy. The procedure for lending securities is for the borrower to give the Fund collateral consisting of cash or cash equivalents. The Fund may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower which has delivered cash-equivalent collateral. It is anticipated that securities will be loaned only under the following conditions: (1) the borrower must







   furnish collateral equal at all times to the market value of the securities loaned and the borrower must agree to increase the collateral on a daily basis if the securities increase in value; (2) the loan will be made in accordance with New York Stock Exchange rules, which presently require the borrower, after notice, to redeliver the securities within five business days; (3) any cash collateral invested by a Fund will be in short-term investments which give maximum liquidity so that the collateral may be paid back to the borrower when the securities are returned; (4) the Fund may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities; and (5) the Fund will limit the amount of lending of securities so that the aggregate amount of interest received attributed to securities loaned, if considered other income for the Federal tax purposes, will not cause the Fund to lose its status as a regulated investment company.

   Future Contracts

   The Funds may engage in futures contracts and may purchase and sell interest rate futures contracts. The Funds may purchase and sell stock index futures contracts, interest rate futures contracts, and futures contracts based upon other financial instruments and components. The Asset Allocation Fund may also engage in gold and other precious metals futures contracts.

   Such investments may be made by these Funds solely for the purpose of hedging against the effect that changes in general market conditions, interest rates, and conditions affecting particular industries may have on the values of securities held in a Fund or in which a Fund intends to purchase, and not for purposes of speculation.

   General Description of Futures Contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and p a yment for the underlying financial instruments, such contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument on the same delivery date. Where a Fund has sold a futures contract, if the offsetting price is more than the original futures contract purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.








   At the time a Fund purchases a futures contract, an amount of cash, U.S. government securities, or money market instruments, equal to the fair market value less initial and variation margin of the futures contract, will be deposited in a segregated account with the Trust s custodian to collateralize the position and thereby ensure that such futures contract is covered. A Fund may be required to deposit additional cash equivalent items in the segregated account in order to continue covering the contract as market conditions change. In addition, each Fund will comply with certain regulations of the Commodity Futures Trading Commission to qualify for an exclusion from being a commodity pool, which require a Fund to set aside cash and short-term obligations with respect to long positions in a futures contract.

   Interest Rate Futures Contracts. The Funds may purchase and sell interest rate futures contracts. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

   These Funds may purchase and sell interest rate futures as a hedge against changes in interest rates that adversely impact the value of debt instruments and other interest rate sensitive  securities  being  held  by  a  Fund.  A Fund might employ a hedging strategy whereby it would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Fund or avoided by taking delivery of the debt securities under the futures contract.

   A Fund would sell an interest rate futures contract to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates rise, a decline in the value of the debt security held by the Fund would be substantially offset by the ability of the Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Fund could sell the long-term debt security







   and invest in a short-term security, this would ordinarily cause the Fund to give up income on its investment since long-term rates normally exceed short-term rates.

   Options on Futures Contracts. The Funds may purchase options on interest rate futures contracts, although these Funds will not write options on any such contracts. A futures option gives a Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. In most cases, however, a Fund would close out its position before expiration by an offsetting purchase or sale.

   The Funds would enter into options on futures contracts only in connection with hedging strategies. Generally, these strategies would be employed under the same market conditions in which a Fund would use put and call options on debt securities, as described in Options on Securities below.

   S t ock Index Futures Contracts. The Equity and Asset Allocation Funds may purchase and sell stock index futures contracts. A stock index assigns relative values to the common stocks included in an index (for example, the Standard & Poor s 500 Index of common stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

   To the extent that changes in the value of the Equity Fund or Asset Allocation Fund correspond to changes in a given stock index, the sale of futures contracts on that index ( short hedge ) would substantially reduce the risk to the Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

   1. When a sale of Fund securities at that time would appear to be disadvantageous in the long-term because such liquidation would:






        a.   Forego possible appreciation,

        b. Create a situation in which the securities would be difficult to repurchase, or

        c.   Create substantial brokerage commission;

   2. When a liquidation of part of the investment portfolio has commenced or is contemplated, but there is, in the Adviser s determination, a substantial risk of a major price decline before liquidation can be completed; or

   3.   To close out stock index futures purchase transactions.

   Where the Adviser anticipates a significant market or market sector advance, the purchase of a stock index futures contract ( long hedge ) affords a hedge against the possibility of not participating in such advance at a time when a Fund is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is c o mparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

   1. If the Fund is attempting to purchase equity positions in issues which it may have or is having difficulty purchasing at prices considered by the Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in the investment portfolio, or

   2.   To close out stock index futures sales transactions.

   Gold and Other Precious Metals Futures Contracts. The Asset Allocation Fund may enter into futures contracts on gold and other precious metals. A gold or other precious metal futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold or other precious metal at a specified date, time, and price. When the Fund purchases a gold or other precious metal futures contract, it becomes obligated to take delivery and pay for the gold or other precious metal from the seller in accordance with the terms of the contract. When the Fund sells a gold or other precious metal futures contract, it becomes obligated to make delivery of the gold or other precious metal to the purchaser in accordance with the terms of the contract. The Fund will enter into gold or other precious metal futures contracts only for the purpose of hedging its holdings or intended holdings of gold or other precious metal stocks. The Fund will not engage in these contracts for speculation or for achieving leverage. The hedging activities may include purchases of futures contracts as an offset against the effect





   of anticipated increases in the price of gold or other precious metal or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold or other precious metals.

   Risks Associated With Futures and Futures Options. There are several risks associated with the use of futures and futures options for hedging purposes. While hedging transactions may protect a Fund against adverse movements in the general level of interest rates and economic conditions, such transactions could also preclude the Fund from the opportunity to benefit from favorable movements in the underlying component. There can be no guarantee that the anticipated correlation between price movements in the hedging vehicle and in the portfolio securities being hedged will occur. An incorrect correlation could result in a loss on both the hedged securities and the hedging vehicle so that the Fund return might have been better if hedging had not been attempted. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

   There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions a n d subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position a n d the Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.






   A Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. A Fund will not enter into a futures contract or purchase a futures option if immediately thereafter the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures options positions, less the amount by which any such positions are in-the-money (i.e., the amount by which the value of the contract exceeds the exercise price), would exceed 5 percent of the Fund s net assets.

   Options on Securities

   The Funds may purchase put and call options on securities, and the Equity and Asset Allocation Funds may purchase put and call options on stock indices at such times as the Adviser deems appropriate and consistent with a Fund s investment objective. Such Funds may also write covered and secured call and put options. A Fund may write covered and secured options with respect to not more than 25 percent of its net assets. A Fund may purchase call and put options with a value of up to 5 percent of its net assets. Each of these Funds may enter into closing transactions in order to terminate its obligations either as a writer or a purchaser of an option prior to the expiration of the option.

   Purchasing Options on Securities. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ( writer ) of the option at a designated price during the term of the option. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are c o n sidered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Fund would enable a Fund to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Fund would continue to receive interest income on such security.

   A Fund may purchase call options on securities to protect against substantial increases in prices of securities which the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the option which is sold.







   Writing Covered Call and Secured Put Options. In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, the Funds may each write covered and secured call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price.
   This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

   In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, the Funds may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

   A Fund may write a call or put option only if the call option is covered or the put option is secured by the Fund. Under a covered call option, the Fund is obligated, as the writer of the option, to own the underlying securities subject to the option or hold a call at the same exercise price, for the same exercise period, and on the same securities as the written call. Under a secured put option, a Fund must maintain, in a segregated account with the Trust s custodian, cash, cash equivalents, or U.S. government securities with a value sufficient to meet its obligation as writer of the option. A put may also be secured if the Fund holds a put on the same underlying security at an equal or greater exercise price. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Fund.

   Options on Securities Indices. The Equity and Asset Allocation Funds may purchase call and put options on securities indices. Call and put options on securities indices also may be purchased  or  sold  by  a  Fund  for the same purposes as the purchase or sale of options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payment and does not involve the actual purchase or sale of securities. In addition, securities index options are





   d e signed  to  reflect  price  fluctuations  in  a  group  of securities or segment of the securities market rather than price fluctuations in a single security. The Equity and Asset Allocation Funds may write put and call options on securities indices. When such options are written, the Fund is required to maintain a segregated account consisting of cash, or liquid securities, or the Fund must purchase a like option of greater value that will expire no earlier than the option written. The purchase of such options may not enable a Fund to hedge effectively against stock market risk if they are not highly correlated with the value of a Fund s securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market, which cannot be done accurately in all cases.

   Risks of Options Transactions. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, and, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

   There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. If a Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying s e c u rities, inadequacy of the facilities of national securities exchanges or The Options Clearing Corporation due to a high trading volume or other events, and a decision by





   one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on certain types of orders.

   Since option premiums paid or received by a Fund, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Fund s net asset value being more sensitive to changes in the value of the underlying securities.

   Foreign Currency Transactions

   The Asset Allocation Fund may enter into foreign currency futures contracts and forward currency contracts. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency, at a future date at a price set at the time of the contract. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date at a price agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the
   c o ntract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Fund will engage in foreign currency futures contracts and forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. The Fund will not commit more than 15 percent of its total assets computed at market value at the time of commitment to a foreign currency futures or forward currency contracts. The Fund will purchase and sell such contracts for hedging purposes and not as an investment. The Fund will not enter into a foreign currency contract with a term of greater than one year.

   Foreign currency futures and forward currency contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when a Fund seeks to close out a foreign currency futures or forward currency position, in which case a Fund might not be able to effect a closing purchase transaction at any particular time. In addition, a Fund entering into a foreign currency futures or forward currency contract incurs the risk of default by the counter party to the transaction. While these contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

   Although the Asset Allocation Fund values assets daily in U.S. dollars, it does not intend to physically convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time and investors should be





   aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread ) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

   Options on Foreign Currencies

   The Asset Allocation Fund may invest up to 5 percent of its total assets, taken at market value at the time of investment, in call and put options on domestic and foreign securities and foreign currencies. The Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the purchaser the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

   The Asset Allocation Fund may employ hedging strategies with options on currencies before the Fund purchases a foreign security denominated in the hedged currency, during the period the Fund holds the foreign security, or between the day the foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar. The Fund will purchase options on foreign currencies only for hedging purposes and will not speculate in options on foreign currencies. The Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

   An option position on a foreign currency may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Asset Allocation Fund will purchase only exchange-traded options, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If the Fund cannot close out an exchange-traded option which it holds, it would have to exercise its option in






   order to realize any profit and would incur transactional costs on the sale of the underlying assets.

   Borrowing

   For temporary purposes, such as to facilitate redemptions, a Fund may borrow money from a bank, but only if immediately after each such borrowing and continuing thereafter the Fund would have asset coverage of 300 percent. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund s net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Fund s shares. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

   Investment in Securities of Other Investment Companies

   E a ch Fund may purchase securities of other investment companies. Such securities have the potential to appreciate as do any other securities, but tend to present less risk because their value is based on a diversified portfolio of investments. The 1940 Act expressly permits mutual funds such as the Trust to invest in other investment companies within prescribed limitations. An investment company may invest in other investment companies if at the time of such investment
   (1) it does not purchase more than 3 percent of the voting securities of any one investment company, (2) it does not invest more than 5 percent of its assets in any single investment company, and (3) the investment in all investment companies does not exceed 10 percent of assets. Each Fund will comply with all of these limitations with respect to the purchase of securities issued by other investment companies.

   Investment companies in which the Funds may invest charge advisory and administrative fees and may also assess a sales load and/or distribution fees. Therefore, investors in a Fund that invested in other investment companies would indirectly bear costs associated with those investments as well as the costs associated with investing in the Fund. The percentage limitations described above significantly limit the costs a Fund may incur in connection with such investments.


   INVESTMENT PERFORMANCE







   Standardized Yield Quotations. Each class of the Fixed Income Fund, Equity Fund, and Asset Allocation Fund may advertise investment performance figures, including yield. Each class yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

   YIELD = 2 [(A B/CD)+1)6 1]

   Where:
   A = the dividends and interest earned during the period.
   B    =    t h e  expenses  accrued  for  the  period  (net  of
   reimbursements, if any).
   C = the average daily number of shares outstanding during the period that were entitled to receive dividends.
   D = the maximum offering price (which is the net asset value) per share on the last day of the period.

   Standardized Average Annual Total Return Quotations. Each class of the Funds may advertise its total return and its cumulative total return. The total return will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

   P (1+T)n=ERV
   Where:
        P    =    a hypothetical initial payment of $1,000.
        T    =    the average annual total return.
        n    =    the number of years.
        ERV  =    the  ending redeemable value at the end of  the
                  stated period of a hypothetical $1,000 payment made at the beginning of the stated period.

   The cumulative total return will be based upon a stated period and will be computed by dividing the ending redeemable value of a hypothetical investment by the value of the initial investment (assuming reinvestment of all distributions).

   Each investment performance figure will be carried to the nearest hundredth of one percent.

   Non-Standardized Performance. In addition, in order to more completely represent a Fund s performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales l i t erature and shareholder reports other total return p e r f ormance data ( Non-Standardized Return ). Non-





   Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

   General Information. From time to time, the Funds may advertise their performance compared to similar funds using c e r tain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

   The Standard & Poor s 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S.
   Stock Market.

   The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

   The Lehman Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt g u a r anteed by the U.S. Government. Mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Government Index.

   The Lehman Government/Corporate Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated Baa or higher ( investment grade ) by a nationally recognized rating agency.

   T h e Lehman Brothers Aggregate Bond Index is an index consisting of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index, and the Lehman-Brothers Assets-Backed Securities Index. The Government/Corporate Bond Index is described above. The Mortgage-Backed Securities Index consists of 15 and 30-year fixed rate securities backed by mortgage pools of GNMA, FHLMC and FNMA (excluding buydowns, manufactured homes and graduated equity mortgages). The Asset-Backed Securities Index consists of credit card, auto and home equity loans (excluding subordinated tranches) with an average life of one year. Each






   Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

   In addition, from time to time in reports and promotions a Fund s performance may be compared to: (1) other groups of mutual funds tracked by: (a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (b) Morningstar, Inc., another widely used independent research f i rm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron s which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in a Fund;
   (3) other statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business or other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes to a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (4) various financial economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of a Fund s performance; and (5) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry S u r veys) in order to evaluate the Fund s historical performance or current or potential value with respect to the particular industry or sector.


   PORTFOLIO TURNOVER AND SECURITIES TRANSACTIONS

   A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain short-term securities) for a year and dividing it by the monthly average of the market value of such securities during the year. The Funds do not have a predetermined rate of portfolio turnover since such turnover will be incidental to transactions taken with a view to achieving their respective objectives.

   High turnover and short-term trading involve correspondingly greater commission expenses and transaction costs. If a Fund derives more than 30 percent of its gross income from the sale of securities held less than three months, the Fund may fail to qualify under the tax laws as a regulated investment company in particular years and thereupon would lose certain beneficial tax treatment of its income (see Dividends, Distributions and Taxes in the Prospectus).

   The Adviser is responsible for decisions to buy and sell s e curities for each Fund, broker-dealer selection, and negotiation of its brokerage commission rates. The Adviser s





   primary consideration in effecting a securities transaction will be execution at the most favorable price and the Adviser understands that a substantial majority of a Fund s portfolio transactions will be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by a Fund. In certain instances, the Adviser may make purchases of underwritten issues at prices which include underwriting fees, and, in selecting a broker-dealer to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; and the size of contribution of the broker-dealer to the investment performance of a Fund on a continuing basis. The Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by the Investment Advisory Agreement in question or otherwise solely by reason of its having caused a Fund to pay a broker-dealer that provides brokerage and research services to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another b r o k e r-dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser s overall responsibilities with respect to a Fund. The Adviser allocates the orders placed by it on behalf of a Fund to such broker-dealers who also provide research or statistical material, or other services to a Fund, the Adviser or its clients. Such allocation shall be in such amounts and proportions as the Adviser shall determine and the Adviser will report on said allocations regularly to a Fund indicating the broker-dealers to whom such allocations have been made and the basis therefor. Broker-dealers may be selected who provide brokerage and/or research services to a Fund and/or other accounts over which the Adviser exercises investment discretion. Such services may include advice concerning the value of securities (including providing quotations as to securities); the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

   The receipt of research from broker-dealers may be useful to the Adviser in rendering investment management services to the Funds and/or the Adviser s other clients; conversely, such information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Funds. The receipt of such research will not be substituted for the





   independent research of the Adviser. It does enable the Adviser to reduce costs to less than those which would have been required to develop comparable information through its own staff. The use of broker-dealers who supply research may result in the payment of higher commissions than those available from other broker-dealers who provide only the execution of portfolio transactions. Orders on behalf of the Funds may be bunched with orders on behalf of other clients of the Adviser.

   The Board of Trustees periodically reviews the Adviser s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Trust.


   MANAGEMENT

   The Adviser

   Conseco Capital Management, Inc. (the Adviser ) provides investment advice and, in general, supervises the Trust s management and investment program, furnishes office space, prepares reports for the Funds, monitors compliance by the Funds in their investment activities and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. Each Fund pays all other expenses incurred in the operation of the Funds, including fees and expenses of unaffiliated Trustees of the Trust.

   The Investment Advisory Agreements, dated January 2, 1997, provide that the Adviser shall not be liable for any error in judgment or mistake of law or for any loss suffered by a Fund in connection with any investment policy or the purchase, sale or redemption of any securities on the recommendations of the Adviser. The Agreements provide that the Adviser is not protected against any liability to a Fund or its security holders for which the Adviser shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Agreements or the violation of any applicable law.

   The Adviser has voluntarily agreed to waive its management fee and/or reimburse each Fund through April 30, 1998, to the extent that the ratio of expenses (exclusive of taxes, interest, brokerage and other transaction expenses and any other extraordinary expenses) to net assets on an annual basis exceeds the following percentage of average annual net assets of Class A shares each Fund: 1.50% for Equity, 1.50% for Asset Allocation, and 1.25% for Fixed Income and of Class Y Shares of each fund: 1.00% for Equity, 1.00% for Asset Allocation, and .60% for Fixed Income.









   Trustees and Officers

   The Trustees and officers of the Trust, their affiliations, if any, with the Adviser and their principal occupations are set forth below.

          Name, Address          Position           Principal
             and Age               Held       Occupation(s) During
                                With Trust        Past 5 Years
                                or Adviser

   William P. Daves, Jr. (71)  Chairman of   Consultant to
   5723 Trail Meadow           the Board,    insurance and
   Dallas, TX 75230            Trustee       healthcare industries.
                                             Director, President
                                             and Chief Executive
                                             Officer, FFG Insurance
                                             Co.
   Maxwell E. Bublitz* (41)    President     Chartered Financial
   11825 N. Pennsylvania St.   and           Analyst. President,
   Carmel, IN 46032            Trustee;      Adviser. Previously,
                               President     Sr. Vice President,
                               and a         Adviser.
                               Director of
                               Adviser

   Gregory J. Hahn* (35)       Vice          Chartered Financial
   11825 N. Pennsylvania St.   President     Analyst. Senior Vice
   Carmel, IN 46032            for           President, Adviser.
                               Investments   Portfolio Manager of
                               and           the fixed income
                               Trustee;      portion of Asset
                               Senior Vice   Allocation and Fixed
                               President,    Income Funds.
                               Adviser

   Harold W. Hartley (73)      Trustee       Retired. Chartered
   317 Peppard Drive, S.W.                   Financial Analyst.
   Ft. Myers Beach, Fl 33913                 Previously, Executive
                                             Vice President,
                                             Tenneco Financial
                                             Services, Inc.

   Dr. R. Jan LeCroy (65)      Trustee       President, Dallas
   Dallas Citizens Council                   Citizens Council.
   1201 Main Street, Suite
   2444
   Dallas, TX 75202

                               Trustee       Former President,
   Dr. Jesse H. Parrish (69)                 Midland College.
   2805 Sentinel                             Higher Education
   Midland, TX 79701                         Consultant.






   William P. Latimer (61)     Vice          Vice President, Sr.
   11825 N. Pennsylvania St.   President     Counsel and Secretary,
   Carmel, IN 46032            and           and Chief Compliance
                               Secretary;    Officer of Adviser.
                               Vice          Previously, Consultant
                               President,    to securities
                               Director      industry.  Previously,
                               and Chief     Senior Vice
                               Compliance    President Compliance,
                               Officer of    USF&G Investment
                               Adviser       Services, Inc. and
                                             Vice President, Axe-
                                             Houghton Management
                                             Inc.

   James S. Adams (37)         Treasurer     Sr. Vice President,
   11815 N. Pennsylvania St.                 Bankers National,
   Carmel, IN 46032                          Great American
                                             Reserve.
   William T. Devanney, Jr.    Vice          Sr. Vice President,
   (41)                        President,    Corporate Taxes,
   11815 N. Pennsylvania St.   Corporate     Bankers National and
   Carmel, IN 46032            Taxes         Great American
                                             Reserve.


   * The  Trustee  so  indicated  is  an   interested person,  as
     defined in the Investment Company Act of 1940, of the Trust due to the positions indicated with the Adviser.


   NET ASSET VALUES OF THE SHARES OF THE FUNDS

   Securities held by the Funds will be valued as follows: Fund securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. In valuing lower-rated debt securities, it should be recognized that judgment plays a greater role than is the case with respect to securities for which a broader range of dealer quotations and last sale






   information is available. Debt securities with maturities of sixty (60) days or less are valued at amortized cost.

   FUND EXPENSES

   Each  Fund pays its own expenses including, without limitation
   (i) expenses of maintaining the Fund and continuing its existence, (ii) registration of the Fund under the Investment Company Act, (iii) auditing, accounting and legal expenses,
   (iv) taxes and interest, (v) governmental fees, (vi) expenses of issue, sale, repurchase and redemption of Fund shares,
   (vii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders, and fees and expenses of registering and maintaining registrations of the Fund under state securities laws, (viii) expenses and reports and notices to shareholders and of meetings of shareholders and proxy solicitations thereof, (ix) expenses of reports to governmental officers and commissions, (x) insurance expenses,
   (xi)  association  membership  dues,  (xii) fees, expenses and disbursements  of  custodians  for  all  services to the Fund,
   (xiii) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xiv) expenses for servicing shareholder accounts, (xv) any direct charges to Fund shareholders approved by the Trustees of the Trust, (xvi) compensation and expenses of Trustees of the Trust who are not
      i n terested persons of the Trust, and (xvii) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its Trustees and officers with respect thereto.


   DISTRIBUTION ARRANGEMENTS

   Conseco Equity Sales, Inc. (The Distributor ) serves as the p r i n c ipal underwriter for each Fund pursuant to an Underwriting Agreement, dated January 2, 1997, initially approved by the Board of Trustees. The Distributor, is a r e g i s tered broker-dealer and member of the National Association of Securities Dealers, Inc. (NASD). Shares of each Fund will be continuously offered and will be sold by selected broker-dealers who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of Prospectuses for sales purposes as well as any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust, including a majority of





   the Trustees who are not parties to the Underwriting Agreement or interested persons of any such party (as the term interested person is defined in the 1940 Act); or (ii) by the vote of a majority of the outstanding voting securities of a Fund. The Distributor is not obligated to sell any specific amount of shares of any Fund.

   The  Distributor  s principal address is 11815 N. Pennsylvania
   Street, Carmel, Indiana 46032.

   Distribution and Service Plan

   The  Trust  has  adopted  a distribution and service plan (the
     Plan ) for Class A shares of each Fund pursuant to appropriate resolutions of the Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset based sales charges.

   Pursuant to the Class A Plan, a Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a Fund pursuant to the Class A Plan are currently being accrued on a fiscal year basis with respect to the Class A Shares of each Fund at an annual rate of 0.25% of the Fund s average daily net assets attributable to Class A shares. The Plan as adopted authorizes the Trustees to increase this annual rate to 0.35% of such assets. Up to 0.25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. Up to 0.25% of the fee may be paid to dealers in the form of a trail or maintenance fee after the first full year of investment in an amount equal to an annual rate of 0.25% of Class A s daily net assets owned by clients of such dealers.

   In accordance with the terms of the Plan, the Distributor provides to each Fund, for review by the Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made. In the Trustees quarterly review of the Plan, they will review the level of compensation the Plan provides in considering the continued appropriateness of the Plan.

   The Plan was adopted by a majority vote of the Trustees of the Trust, including at least a majority of Trustees who are not, and were not at the time they voted, interested persons of each Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan. In approving the Plan, the Trustees identified and considered a number of potential benefits which the Plan may provide. The Trustees believe





   that there is a reasonable likelihood that the Plan will benefit each Fund and its current and future shareholders. Under their terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the affected Fund, and material amendments to the Plan must also be approved by the Trustees in a manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a majority of the outstanding voting securities (as defined  in  the  1940  Act of the Fund affected thereby.  The
   Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).


   PURCHASE AND REDEMPTION OF SHARES

   For  information  regarding  the  purchase of Fund shares, see
    How to Buy Shares  in each Prospectus.

   For a description of how a shareholder may have a Fund redeem his or her shares, or how he or she may sell shares, see How to Redeem Shares of the Funds in each Prospectus.

   Rights of Accumulation. Each Fund offers to all qualifying investors Rights of Accumulation under which investors are permitted to purchase Class A shares of any Fund of the Trust at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser s holdings of shares of any Funds of the Trust and the current cash value of the v a riable annuity or variable life contracts issued by affiliates of Conseco. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

   Letter of Intent. Any person may qualify for a reduced sales charge on purchases of Class A shares made within a 13-month period pursuant to a Letter of Intent (LOI). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all Funds of the Trust owned by the shareholder. Such value is determined based on the public offering price of the date of the LOI. During the term of an LOI, Boston Financial Data Services ( BFDS ), the Trust s transfer agent, will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated





   amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder s account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to BFDS an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within 20 days after a written request by BFDS pay such difference in sales charge, BFDS will redeem an appropriate number of escrowed shares in order to realize such difference. Additional information about the terms of the Letter of Intent are available from your registered representative or from BFDS at (800) 986-3384.

   Systematic Withdrawal Plan. The Systematic Withdrawal Plan ( SWP ) is designed to provide a convenient method of receiving fixed payments at regular intervals only from Class A shares of a Fund deposited by the applicant under this SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000. Periodic checks of $50 or more will be sent to the applicant, or any person designated by him, monthly or quarterly.

   Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

   SWP payments are made from the proceeds of the redemption of s h a res deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed d i v i dend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

   The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder; (2) upon receipt by the Fund of appropriate evidence of the shareholder s death; or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.





   Suspension Of Redemptions

   A Fund may not suspend a shareholder s right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the S e curities and Exchange Commission may permit for the protection of investors.


   GENERAL

   The Trustees themselves have the power to alter the number and terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and appoint their own successors, provided that always at least a majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees. The Trust is not required to hold Annual Meetings of Shareholders for action by shareholders vote except as may be required by the 1940 Act or the Declaration of Trust. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the vote of the outstanding shares. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the holders of 10 percent of the Trust s shares. In addition, 10 or more shareholders meeting certain conditions and holding the lesser of $25,000 worth or 1 percent of the Trust s shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then either give those shareholders access t o t h e shareholder list or, if requested by those s h a r eholders, mail at the shareholders expense the shareholders communication to all other shareholders.

   Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions of the respective Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each Fund have no p r eference, preemptive, conversion, exchange or similar rights, and are freely transferable.







   Under Rule 18f-2 under the 1940 Act, as to any investment company which has two or more series (such as the Funds) outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively  acted  upon  unless  approved by the holders of a majority (as defined in that Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series. Under Rule 18f-3 under the 1940 Act, the Class A and Class Y shares of a Fund shall have exclusive voting rights on any matters submitted to shareholders that relates solely to a particular class arrangement, and shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

   Under Massachusetts law, shareholders of a trust such as the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a trust such as the Trust to be held personally liable as a partner under certain circumstances, the risk of a shareholder incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

   The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

   The Trust and the Adviser have Codes of Ethics governing the personal securities transactions of officers and employees.
   These  codes  require  prior approval for certain transactions





   and prohibit transactions which may be deemed to conflict with the securities trading of the Adviser s clients.


   TAXES

   Each Fund is treated as a separate entity for accounting and tax purposes. Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code ), and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will be allowed a deduction for amounts distributed to its shareholders from its ordinary income and net realized capital gains and will not be subject to federal income tax on such amounts distributed to its shareholders at least annually in accordance with the timing requirements of the Code.

   Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

   If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ( passive foreign investment companies ), that Fund could be subject to federal income tax and additional interest charges on excess distributions received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

   Foreign exchange gains and losses realized by a Fund in c o n nection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currencies, or payables or receivables denominated in a foreign currency are subject to
   Section 988 of the Code, which generally causes such gains and





   losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund s investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, may increase the amount of gain it is deemed to recognize from the sale of certain investments held for less than three months, which gain is limited under the Code to less than 30% of its annual gross income, and could under future Treasury regulations produce income not among the types of qualifying income from which the Fund must derive at least 90% of its annual gross income.

   Some Funds may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Funds anticipate that they generally will not qualify to pass such foreign taxes and any associated tax deductions or credits through to their shareholders, who therefore generally will not report such amounts on their own tax returns.

   For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the applicable Fund and would not be distributed as such to shareholders.

   Each Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However, e a ch Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

   Investment in debt obligations that are at risk of or in default presents special tax issues for any Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether





   exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to federal income or excise tax.

   Limitations imposed by the Code on regulated investment companies like the Funds may restrict a Fund s ability to enter into futures, options, and forward transactions.

   C e r tain options, futures and forward foreign currency transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking to market its positions that have not been sold or terminated. The character of capital gain or loss as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss), as well as the timing of the Fund s capital gains and losses realized, may be affected. Also, certain of a Fund s losses on its transactions involving options, futures or forward contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund s taxable income. Certain of the applicable tax rules may be modified if a Fund is eligible and chooses to make one or more of c e r tain tax elections that may be available. These transactions may therefore affect the amount, timing and character of a Fund s distributions to shareholders. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, future or forward contracts in order to minimize any potential adverse tax consequences to the Fund or its shareholders.

   The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

   Distributions from a Fund s current or accumulated earnings and profits ( E&P ), as computed for federal income tax purposes, will be taxable as described in the Fund s prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor s tax basis in a Fund s shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they w o u ld have received had they elected to receive the distributions in cash, divided by the number of shares received.






   At the time of an investor s purchase of shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor s shares is, as a result of the distributions, reduced below the investor s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

   Upon a redemption of shares of a Fund (including by exercise of the exchange privilege), a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder s hands and w i l l be long-term or short-term, depending upon the shareholder s tax holding period for the shares. A sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after t h eir purchase to the extent shares of the Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Such d i s r egarded load will result in an increase in the shareholder s tax basis in the share subsequently acquired. Also, any loss realized on a redemption or exchange will be disallowed to the extent the shares disposed of are replaced with shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to an election to reinvest dividends or capital gain distributions automatically. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

   For purposes of the dividends received deduction available to corporations, dividends received by a Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) and distributed and designated by the Fund m a y b e treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the applicable Fund in order to qualify for the deduction and, if they borrow to acquire such shares, may be denied a portion of the dividends received deductions. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate






   shareholder s adjusted current earnings over its alternative minimum taxable income, which may increase its alternative m i n i m um tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for federal income tax purposes, by reason of extraordinary dividends received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

   Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to shareholder accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

   The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt
   o f    distributions  from,  the  Funds  in  their  particular
   circumstances.

   Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in any Fund.

   State and Local. Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have different tax consequences for shareholders than would direct investment in such Fund s portfolio securities.






   Shareholders should consult their own tax advisers concerning these matters.

   Custodian

   Portfolio securities of each Fund are held pursuant to a Custodian Agreement between the Trust and The Bank of New Y o r k . The Bank of New York also performs certain administrative services for the Funds pursuant to agreements with Conseco Services, LLC.

   Transfer Agency Services

   State Street Bank and Trust Company is the transfer agent for each Fund.


   FINANCIAL STATEMENTS

   An audited statement of assets and liabilities of the Trust, together with the report of Coopers & Lybrand, L.L.P., is included in this SAI.



















































                         CONSECO FUND GROUP

                 Statement of Assets and Liabilities

                          December 18, 1996



                  REPORT OF INDEPENDENT ACCOUNTANTS



   To the Board of Trustees
   Conseco Fund Group

   We have audited the accompanying statement of assets and liabilities of the Conseco Fund Group (comprising, respectively, the Equity, Asset Allocation and Fixed Income Funds) (collectively, the "Trust" (a Massachusetts business trust)) as of December 18, 1996. This financial statement is t h e responsibility of the Trust s management. Our responsibility is to express an opinion on this financial statement based on our audit.

   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of each of the respective Funds constituting the Conseco Fund Group as of December 18, 1996, in conformity with generally accepted accounting principles.




                                 /s/COOPERS & LYBRAND L.L.P.
                                 COOPERS & LYBRAND L.L.P.

   Indianapolis, Indiana
   December 18, 1996



                                  CONSECO FUND GROUP

                         STATEMENT OF ASSETS AND LIABILITIES
                                  December 18, 1996



                                Accounts
                                                        Asset     Fixed
                                             Equity  Allocation  Income
                                              Fund      Fund      Fund

   Assets:
    Cash   . . . . . . . . . . . . . . . . $33,350   $33,350    $33,350
    Organizational costs   . . . . . . . .  93,000    93,000     93,000

     Total assets  . . . . . . . . . . . . 126,350   126,350    126,350

   Payable to Conseco, Inc.  . . . . . . . 93,000    93,000     93,000

     Net assets  . . . . . . . . . . . . . $33,350   $33,350    $33,350

   Net assets consist of:
    Capital  . . . . . . . . . . . . . . . $33,350   $33,350    $33,350


   Outstanding shares - Class A  . . . . . 1,668     1,668      1,668
   Outstanding shares - Class Y  . . . . . 1,667     1,667      1,667

   Net asset value per share - Class A . . $10.00    $10.00     $10.00
   Net asset value per share - Class Y . . $10.00    $10.00     $10.00



    The accompanying notes are an integral part of the statement of assets and liabilities.



                           CONSECO FUND GROUP

                   Notes to Statement of Assets and Liabilities
                                December 18, 1996

                               ____________________


   1.   ORGANIZATION

     Conseco Fund Group (the "Trust") is an open-end diversified management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is a "series" type of mutual fund which issues separate classes of shares of beneficial interest, each of which currently represents a diversified portfolio of investments. The Trust consists of three series ("Funds"), each with its own investment objective or objectives and investment policies. The Funds include the Equity Fund, the Asset Allocation Fund and the Fixed Income Fund. Since the date of organization, the Trust s activities have been limited to organizational matters with no operating activities: the Funds are expected to become effective and available for sale on or about January 2, 1997.

     Each Fund has distinct investment objectives. The Equity F u n d invests in selected equity securities and other securities having the investment characteristics of common stocks. The Asset Allocation Fund invests in several asset classes including debt securities, equity securities, and money market instruments. The Fixed Income Fund invests primarily in investment grade debt securities.

     The Funds offer two classes of shares: Class A and Class Y. Sales of Class A shares may be subject to a front-end sales charge. Class Y shares are available with no sales charge to institutional investors. As of the date of this financial statement, an affiliate, Conseco, Inc. ("Conseco"), holds all of the outstanding shares of each class of the Funds.


   2.   SIGNIFICANT ACCOUNTING POLICIES

     (a)   Organizational Costs

        Costs incurred by the Funds in connection with their organization and public offering of shares, estimated at $279,000, have been deferred and will be amortized over a period of approximately 5 years beginning with the initial date of sale of shares to the public. The costs were advanced by Conseco, and will be reimbursed by the Funds over a period of approximately 5 years. The



                           CONSECO FUND GROUP

                   Notes to Statement of Assets and Liabilities
                                December 18, 1996

                               ____________________


         proceeds  of  any redemption of the initial shares by any
        holder   thereof  will  be  reduced  by  any  unamortized
        organizational costs in the same proportion as the number of initial shares being redeemed to the number of initial shares outstanding at the time of such redemption.

     (b)   Federal Income Taxes

        For federal income tax purposes, the Funds intend to comply in their initial fiscal year and thereafter under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable income to their shareholders or otherwise complying with the requirements for regulated investment companies.

     (c)   Use of Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statement.



   3.   INVESTMENT ADVISORY AGREEMENTS

     Conseco Capital Management, Inc. (the "Adviser"), a wholly owned subsidiary of Conseco, serves as investment adviser to the Funds pursuant to investment advisory agreements. The Adviser supervises the Trust s management and investment program, performs a variety of services in connection with m a n a gement and operation of the Funds and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser or the Trust.

     Under   the  investment  advisory  agreements,  the  Adviser
   receives an investment advisory fee equal to an annual rate of .45% of the daily net asset value of the Fixed Income Fund, .70% of the daily net asset value of the Equity Fund, and .70% of the daily net asset value of the Asset Allocation Fund.
   T h e Adviser also manages another registered investment company, all of the invested assets of its parent company, C o nseco, which owns or manages several life insurance



                           CONSECO FUND GROUP

                   Notes to Statement of Assets and Liabilities
                                December 18, 1996

                               ____________________


   subsidiaries, and provides investment and servicing functions to Conseco and affiliates. Pursuant to investment advisory agreements between the Adviser and the Funds, the Adviser will reduce its aggregate fees for any fiscal year, or reimburse the Funds, to the extent required, so that the Funds expenses do not exceed the expense limitations applicable to the Trust under the securities laws or regulations of those states or jurisdictions in which the Funds shares are registered or qualified for sale. Expenses for purposes of these expense limitations include the management fee, but exclude brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, paid or incurred by the Funds. In addition, the state with the most restrictive expense limitation allows the Trust to exclude distribution expenses. The Adviser has voluntarily agreed to waive its investment advisory fee to the extent that the ratio of expenses to net assets on an annual basis for Class A Shares exceeds: 1.50% for the Equity Fund, 1.50% for the Asset Allocation Fund, and 1.25% for the Fixed Income Fund; and for Class Y Shares exceeds: .95% for the Equity Fund, .95% for the Asset Allocation Fund, and .50% for the Fixed Income Fund. These voluntary limits may be discontinued by the Adviser at any time after April 30, 1998.



























                               PART C



                               PART C

                          OTHER INFORMATION

   Item 24.  Financial Statements and Exhibits.

     (a)  Statement  of Assets and Liabilities of the Registrant,
   Conseco Fund Group2/

     (b) Exhibits:

             (1)  Agreement and Declaration of Trust1/

             (2)  By-laws1/

             (3)  Not Applicable

             (4)  Not Applicable

             (5)(a)         Form of Investment Advisory Agreement
                            b e t ween  Conseco  Fund  Group  and
                            Conseco Capital Management, Inc. with
                            Respect to the Equity Fund2/

             (5)(b) Form of Investment Advisory Agreement b e t ween Conseco Fund Group and Conseco Capital Management, Inc. with R e spect to the Asset Allocation Fund2/

             (5)(c) Form of Investment Advisory Agreement b e t ween Conseco Fund Group and Conseco Capital Management, Inc. with Respect to the Fixed Income Fund2/

             (6)  Form  of Underwriting Agreement between Conseco
                  Fund Group and Conseco Equity Sales, Inc.2/

             (7)  Not Applicable

             (8)  Form  of Custody Agreement between Conseco Fund
                  Group and The Bank of New York2/

             (9)(a)    Form  of  Administrative Agreement between
                       Conseco  Fund  Group and Conseco Services,
                       LLC2/

             (9)(b)    Form  of Transfer Agency Agreement between
                       Conseco Fund Group and State Street Bank and Trust Company2/

             (10) Opinion  and  Consent  of  Counsel  as  to  the
                  Legality of the Securities being Registered2/



             (11)(a)   Consent of Coopers & Lybrand LLP2/

             (11)(b)   Consent  of Jorden Burt Berenson & Johnson
                       LLP2/

             (12) Not Applicable

             (13) Not Applicable

             (14) Not Applicable

             (15)(a)   Form  of Distribution and Service Plan for
                       Class  A Shares with Respect to the Equity
                       Fund2/

             (15)(b)   Form  of Distribution and Service Plan for
                       Class  A  Shares with Respect to the Asset
                       Allocation Fund2/

             (15)(c)   Form  of Distribution and Service Plan for
                       Class  A  Shares with Respect to the Fixed
                       Income Fund2/

             (15)(d)   Selling Group Agreement2/

             (16) Not Applicable

             (17) Not Applicable

             (18) Multiple Class Plan2/

   ____________________

     1/    Filed with Registrant s initial registration statement
   on October 1, 1996, File No. 333-13185.
     2/  Filed herewith.


   Item  25.   Persons Controlled By or Under Common Control with
   Registrant.

     None.

   Item 26.  Number of Holders of Securities.

     None.

   Item 27.  Indemnification.

     Reference is made to Articles II and V of the Agreement and Declaration of Trust filed herewith.








   Item  28.    Business  and  Other  Connections  of  Investment
   Adviser.

     Certain  of  the  officers and directors of the Registrant s investment adviser also serve as officers and/or directors for
   o t h e r  subsidiaries  of  Conseco,  Inc.    For  additional
   information, please see Parts A and B.

   Item 29.  Principal Underwriters.

     Conseco Equity Sales, Inc., the Registrant s principal underwriter, also serves as principal underwriter for other subsidiaries of Conseco, Inc. The following information is furnished with respect to the officers and directors of
   Conseco   Equity  Sales,  Inc.,  the  Registrant  s  principal
   underwriter:


     Name and Principal     Positions and Offices         Positions and Office
     Business Address       with Principal Underwriter        with Registrant

     L. Gregory Gloeckner   President

     William P. Latimer     Vice President, Senior        Vice President
                            Counsel and Secretary         and Secretary


     James S. Adams          Senior Vice President and    Treasurer, Principal
                             Treasurer                    Financial and Accounting
                                                          Officer



   Item 30.  Location of Accounts and Records.

     The accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Adviser or the Custodian.

   Item 31.  Management Services.

     None.

   Item 32.  Undertakings.

     1. Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be






   certified, within four to six months from the effective date of Registrant s 1933 Act Registration Statement.

     2. Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant s latest annual report to shareholders upon request and without charge.

     3. Registrant hereby undertakes to hold a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of a least 10 percent of the outstanding shares, a n d i n connection with such meeting to assist in communications with other shareholders as required by section 16(c) of the 1940 Act.












































                             SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Pre-Effective Amendment No. 1 to this Registration Statement has been signed on behalf of the Registrant in the City of Carmel and State of Indiana on the 11th day of December, 1996.


                             CONSECO FUND GROUP



                             By:  /s/ Maxwell E. Bublitz

                                     Maxwell E. Bublitz
                                            President (Principal
   Executive
                                         Officer) and Trustee


     As required by the Securities Act of 1933, this Pre-Effective Amendment No. 1 to this Registration Statement has been signed by the following persons in the capacities with the Registrant and on the dates indicated on this 11th day of December, 1996.

     Signature                   Title                              Date

   /s/ Maxwell E. Bublitz        President (Principal Executive     December    11,
   1996
   Maxwell E. Bublitz            Officer) and Trustee

   /s/ James S. Adams            Treasurer (Principal Financial     December    11,
   1996
   James S. Adams                and Accounting Officer)

                                 Chairman of the Board and          December    __,
   1996
   William P. Daves, Jr.         Trustee

   /s/ Gregory J. Hahn     *     Trustee                            December    11,
   1996
   Gregory J. Hahn

   /s/ Harold W. Hartley   *      Trustee                           December    11,
   1996
   Harold W. Hartley




   /s/ R. Jan LeCroy       *     Trustee                            December    11,
   1996
   Dr. R. Jan LeCroy

   /s/ Jesse H. Parrish    *      Trustee                           December    11,
   1996
   Dr. Jesse H. Parrish

   * /s/ William P. Latimer                                         December    11,
   1996
     William P. Latimer
     Attorney-In-Fact









































   Exhibits

  (5)(a) Form of Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with Respect to the Equity Fund

  (5)(b) Form of Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with Respect to the Asset Allocation Fund

  (5)(c) Form of Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with Respect to the Fixed Income Fund

  (6) Form of Underwriting Agreement between Conseco Fund Group and Conseco Equity Sales, Inc.

  (8) Form of Custody Agreement between Conseco Fund Group and The Bank of New York

  (9)(a) Form of Administrative Agreement between Conseco Fund Group and Conseco Services, LLC

  (9)(b) Form of Transfer Agency Agreement between Conseco Fund Group and State Street Bank and Trust Company

  (10) Opinion and Consent of Counsel as to the Legality of the Securities being Registered

  (11)(a)      Consent of Coopers & Lybrand LLP

  (11)(b)      Consent of Jorden Burt Berenson & Johnson LLP

  (15)(a) Form of Distribution and Service Plan for Class A Shares with Respect to the Equity Fund

  (15)(b) Form of Distribution and Service Plan for Class A Shares with Respect to the Asset Allocation Fund

  (15)(c) Form of Distribution and Service Plan for Class A Shares with Respect to the Fixed Income Fund

  (15)(d)      Selling Group Agreement

     (18)      Multiple Class Plan